UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	1/31/2010

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
January 31, 2010 (Unaudited)

Common Stocks--97.7%	Shares	Value ($)
Australia--8.0%
AGL Energy	24,804	304,769
Alumina	132,098 a	181,647
Amcor	64,835	338,650
AMP	112,341	622,437
Aristocrat Leisure	22,601	79,366
Arrow Energy	34,661 a	120,531
Asciano Group	163,493 a	247,232
ASX	9,522	287,488
Australia & New Zealand Banking Group	136,566	2,624,582
AXA Asia Pacific Holdings	59,313	348,496
Bendigo and Adelaide Bank	20,652	179,764
BHP Billiton	183,562	6,392,200
Billabong International	9,556	88,611
BlueScope Steel	102,901	238,214
Boral	31,989	150,804
Brambles	76,555	444,263
Caltex Australia	5,748 a	45,778
CFS Retail Property Trust	94,834	156,518
Coca-Cola Amatil	30,901	299,557
Cochlear	2,820	155,855
Commonwealth Bank of Australia	82,954	3,906,127
Computershare	24,153	248,266
Crown	24,659	169,382
CSL	32,682	908,385
CSR	70,452	112,986
Dexus Property Group	280,769	206,095
Energy Resources of Australia	2,999	55,718
Fairfax Media	105,828	161,884
Fortescue Metals Group	65,748 a	262,995
Foster's Group	107,931	508,185
Goodman Fielder	84,351	116,651

Goodman Group	359,557	185,795
GPT Group	439,931	221,645
Harvey Norman Holdings	31,092	101,238
Incitec Pivot	86,213	256,625
Insurance Australia Group	119,347	400,147
James Hardie Industries-CDI	26,587 a	176,228
Leighton Holdings	8,503	287,066
Lend Lease	25,435	212,254
Macquarie Atlas Roads Group	25,697 a	21,013
Macquarie Group	17,918	793,207
Macquarie Infrastructure Group	128,485	138,285
Map Group	41,877	103,037
Metcash	38,859	145,796
Mirvac Group	160,260	205,969
National Australia Bank	114,284	2,665,053
Newcrest Mining	26,060	718,336
Nufarm	10,738	96,922
OneSteel	73,726	202,778
Orica	20,654	441,343
Origin Energy	48,750	692,082
OZ Minerals	164,157 a	154,529
Paladin Energy	33,468 a	106,477
Qantas Airways	65,555	164,695
QBE Insurance Group	55,505	1,126,930
Rio Tinto	23,677	1,420,230
Santos	45,694	533,813
Sims Metal Management	9,692	183,104
Sonic Healthcare	20,859	263,777
SP Ausnet	62,635	49,648
Stockland	136,629	450,926
Suncorp-Metway	68,860	542,013
TABCORP Holdings	33,673	210,104
Tatts Group	58,928	120,236
Telstra	238,749	707,578
Toll Holdings	34,516	262,872
Transurban Group	63,094	292,675
Wesfarmers	54,596	1,325,608

Wesfarmers-PPS	8,823	215,731
Westfield Group	112,614	1,259,930
Westpac Banking	160,553	3,389,313
Woodside Petroleum	29,761	1,115,636
Woolworths	67,798	1,555,510
WorleyParsons	8,855	184,823
		43,664,413
Austria--.3%
Erste Group Bank	10,873	411,541
IMMOEAST	25,533 a	123,944
OMV	8,174	322,727
Raiffeisen International Bank Holding	3,091	153,202
Telekom Austria	17,644	244,255
Verbund-Oesterreichische Elektrizitaetswirtschafts, Cl. A	4,433	184,443
Vienna Insurance Group	2,207	105,507
Voestalpine	6,921	240,988
		1,786,607
Belgium--1.0%
Anheuser-Busch InBev	39,279	1,966,295
Anheuser-Busch InBev (STRIP)	12,680 a	88
Belgacom	8,421	306,859
Colruyt	821	200,591
Compagnie Nationale a Portefeuille	1,980	99,292
Delhaize Group	5,546	435,504
Dexia	30,228 a	187,585
Fortis	122,153 a	428,320
Groupe Bruxelles Lambert	4,421	405,901
Groupe Bruxelles Lambert (STRIP)	236 a	3
KBC Groep	9,065 a	394,054
Mobistar	1,807	114,193
Solvay	3,347	331,742
UCB	5,219	234,147
Umicore	6,361	195,080
		5,299,654
China--.1%
Foxconn International Holdings	132,000 a	139,190
Sands China	109,813	155,262

Yangzijiang Shipbuilding Holdings	81,000	60,762
		355,214
Denmark--.9%
AP Moller - Maersk, Cl. A	30	223,942
AP Moller - Maersk, Cl. B	71	551,927
Carlsberg, Cl. B	6,007	446,488
Coloplast, Cl. B	1,443	156,750
Danske Bank	24,740 a	594,255
DSV	12,099 a	216,203
H Lundbeck	2,653	49,623
Novo Nordisk, Cl. B	23,664	1,605,524
Novozymes, Cl. B	2,420	249,878
Topdanmark	849 a	103,640
TrygVesta	1,123	68,657
Vestas Wind Systems	11,037 a	584,969
William Demant Holding	1,278 a	100,106
		4,951,962
Finland--1.1%
Elisa	7,550	164,805
Fortum	24,140	616,577
Kesko, Cl. B	3,623	116,744
Kone, Cl. B	8,719	351,339
Metso	7,011	233,718
Neste Oil	6,406	104,915
Nokia	204,162	2,825,227
Nokian Renkaat	5,217	126,187
Orion, Cl. B	4,426	97,155
Outokumpu	5,850	105,205
Pohjola Bank	7,347	75,513
Rautaruukki	4,060	83,006
Sampo, Cl. A	22,967	558,063
Sanoma	4,669	103,445
Stora Enso, Cl. R	33,336 a	206,183
UPM-Kymmene	28,870	317,271
Wartsila	4,284	200,609
		6,285,962
France--9.9%

Accor	8,038	405,261
Aeroports de Paris	1,537	120,207
Air France	7,338 a	119,324
Air Liquide	13,793	1,471,386
Alcatel-Lucent	128,316 a	431,188
Alstom	10,865	725,665
Atos Origin	2,389 a	110,975
AXA	92,462	1,917,497
BioMerieux	882	97,089
BNP Paribas	51,720	3,692,438
Bouygues	12,444	616,252
Bureau Veritas	2,381	114,716
Cap Gemini	8,064	357,588
Carrefour	35,009	1,716,339
Casino Guichard Perrachon	3,007	248,265
Christian Dior	3,498	354,956
Cie Generale d'Optique Essilor International	10,922	635,745
Cie Generale de Geophysique-Veritas	8,008 a	197,720
CNP Assurances	2,037	180,603
Compagnie de Saint-Gobain	20,837	1,003,642
Compagnie Generale des Etablissements Michelin, Cl. B	8,388	653,759
Credit Agricole	50,088	783,663
Danone	30,328	1,741,737
Dassault Systemes	3,726	215,162
EDF	13,178	711,985
Eiffage	2,009	105,355
Eramet	324	97,353
Eurazeo	1,602	116,271
Eutelsat Communications	5,942	192,479
Fonciere des Regions	1,404	140,076
Fonciere Des Regions (Rights)	1,404 a	1,093
France Telecom	101,067	2,329,606
GDF Suez	67,795	2,576,953
Gecina	908	90,590
Hermes International	2,881	396,493
ICADE	941	90,357
Iliad	988	109,612

Imerys	1,905	105,352
Ipsen	1,640	88,605
JC Decaux	4,335 a	110,556
Klepierre	5,270	196,425
L'Oreal	12,999	1,366,675
Lafarge	10,785	799,365
Lagardere	6,172	240,361
Legrand	6,356	183,819
LVMH Moet Hennessy Louis Vuitton	13,534	1,483,942
M6-Metropole Television	3,249	86,443
Natixis	52,231 a	241,733
Neopost	1,569	125,448
PagesJaunes Groupe	6,051	65,279
Pernod-Ricard	10,684	864,159
Peugeot	8,876 a	287,084
PPR	4,167	508,673
Publicis Groupe	6,530	266,941
Renault	10,155 a	480,373
Safran	9,522	185,954
Sanofi-Aventis	57,507	4,253,147
Schneider Electric	12,803	1,319,123
SCOR	8,689	201,549
Societe BIC	1,432	102,189
Societe Des Autoroutes Paris-Rhin-Rhone	1,152 a	84,918
Societe Generale	34,270	1,995,994
Societe Television Francaise 1	6,190	107,479
Sodexo	5,273 a	290,068
Suez Environnement	14,917	339,744
Technip	5,860	397,290
Thales	5,117	231,954
Total	115,547	6,728,065
Unibail-Rodamco	4,776	1,040,177
Vallourec	3,027	523,465
Veolia Environnement	21,232	697,594
Vinci	23,805	1,271,403
Vivendi	66,626	1,729,113
		53,869,859

Germany--7.2%
Adidas	10,594	540,687
Allianz	24,720	2,743,305
BASF	50,118	2,848,803
Bayer	45,151	3,083,508
Bayerische Motoren Werke	17,851	763,810
Beiersdorf	5,026	294,211
Celesio	4,321	126,318
Commerzbank	39,753 a	307,667
Daimler	49,171	2,271,586
Deutsche Bank	32,264	1,969,154
Deutsche Boerse	10,524	695,363
Deutsche Lufthansa	11,799	189,461
Deutsche Post	45,687	798,073
Deutsche Postbank	4,595 a	140,257
Deutsche Telekom	154,450	2,004,430
E.ON	103,855	3,822,702
Fraport AG Frankfurt Airport Services Worldwide	2,261	115,357
Fresenius	1,371	84,632
Fresenius Medical Care & Co.	10,412	529,991
GEA Group	7,860	161,407
Hannover Rueckversicherung	3,028 a	140,333
HeidelbergCement	8,035	485,257
Henkel & Co.	7,334	322,037
Hochtief	2,305	171,391
Infineon Technologies	61,221 a	338,500
K+S	9,416	530,386
Linde	8,414	920,697
MAN	5,797	389,882
Merck	3,653	326,529
Metro	6,418	352,781
Muenchener Rueckversicherungs	10,733	1,614,119
Puma	351	107,203
RWE	22,809	2,026,440
Salzgitter	2,195	195,284
SAP	46,738	2,138,661
Siemens	44,943	4,037,237

Solarworld	4,122	69,806
Suedzucker	4,185	96,804
ThyssenKrupp	18,199	576,488
TUI	7,370 a	68,478
United Internet	5,912 a	87,462
Volkswagen	2,304	201,942
Wacker Chemie	906	118,856
		38,807,295
Greece--.5%
Alpha Bank	25,409 a	245,592
Bank of Cyprus Public	29,985	189,648
Coca-Cola Hellenic Bottling	10,464	240,706
EFG Eurobank Ergasias	16,597 a	140,610
Hellenic Petroleum	6,087	74,706
Hellenic Telecommunications Organization	13,152	179,811
Marfin Investment Group	31,997 a	87,710
National Bank of Greece	32,747 a	711,390
OPAP	12,668	278,079
Piraeus Bank	16,634 a	139,694
Public Power	6,826 a	127,885
Titan Cement	3,357	95,269
		2,511,100
Hong Kong--2.2%
ASM Pacific Technology	12,500	102,856
Bank of East Asia	77,750	264,180
BOC Hong Kong Holdings	202,000	420,810
Cathay Pacific Airways	63,000 a	103,002
Cheung Kong Holdings	78,000	918,472
Cheung Kong Infrastructure Holdings	20,000	74,500
Chinese Estates Holdings	44,000	70,438
CLP Holdings	110,288	744,875
Esprit Holdings	64,659	453,268
Hang Lung Group	46,000	205,842
Hang Lung Properties	113,000	381,931
Hang Seng Bank	41,500	580,305
Henderson Land Development	58,762	368,691
Hong Kong & China Gas	217,483	471,750

Hong Kong Aircraft Engineerg	4,400	55,777
Hong Kong Exchanges & Clearing	56,500	954,386
HongKong Electric Holdings	76,000	424,890
Hopewell Holdings	33,000	100,069
Hutchison Whampoa	115,800	788,034
Hysan Development	39,000	96,460
Kerry Properties	40,500	179,516
Li & Fung	128,600	584,130
Lifestyle International Holdings	22,000	35,997
Link REIT	120,500	289,207
Mongolia Energy	190,000 a	92,498
MTR	83,500	270,147
New World Development	138,191	226,125
NWS Holdings	37,000	60,294
Orient Overseas International	14,800	100,661
PCCW	167,000	44,024
Shangri-La Asia	73,000	126,924
Sino Land	90,664	149,182
Sun Hung Kai Properties	76,699	982,127
Swire Pacific, Cl. A	43,000	468,322
Television Broadcasts	13,000	60,801
Wharf Holdings	77,192	381,090
Wheelock & Co.	49,000	127,060
Wing Hang Bank	10,500	88,158
Yue Yuen Industrial Holdings	39,800	123,424
		11,970,223
Ireland--.2%
Anglo Irish Bank	35,225 a,b	6,003
CRH	38,336	922,556
Elan	25,006 a	187,594
Kerry Group, Cl. A	7,193	212,650
Ryanair Holdings	4,000 a	18,588
		1,347,391
Italy--3.1%
A2A	55,689	105,788
Assicurazioni Generali	63,493	1,502,335
Atlantia	14,220	355,119

Autogrill	6,976 a	84,770
Banca Carige	32,548	83,708
Banca Monte dei Paschi di Siena	112,962	182,612
Banca Popolare di Milano Scarl	20,979	136,116
Banco Popolare	36,217 a	229,044
Enel	358,402	1,940,506
ENI	142,145	3,319,034
EXOR	4,104	67,394
Fiat	41,827 a	521,947
Finmeccanica	22,299	309,241
Fondiaria-Sai	3,923	63,460
Intesa Sanpaolo	424,635 a	1,617,628
Intesa Sanpaolo-RSP	47,999	141,038
Italcementi	4,571	56,613
Luxottica Group	6,995	183,875
Mediaset	37,511	284,753
Mediobanca	26,763 a	292,957
Mediolanum	14,252	79,457
Parmalat	95,993	240,768
Pirelli & C	168,095 a	97,445
Prysmian	5,280	96,391
Saipem	14,523	470,345
Snam Rete Gas	78,433	369,543
Telecom Italia	541,383	806,443
Telecom Italia-RSP	333,781	388,616
Terna Rete Elettrica Nazionale	72,873	294,135
UniCredit	776,494 a	2,167,666
UniCredit (Rights)	776,494 a	90,660
Unione di Banche Italiane	32,249	445,184
Unipol Gruppo Finanziario	44,236 a	53,471
		17,078,062
Japan--21.8%
77 Bank	17,000	90,538
ABC-Mart	1,600	49,240
Acom	2,736	46,947
Advantest	9,200	226,385
Aeon	35,500	352,441

Aeon Credit Service	3,960	40,795
AEON Mall	3,900	71,013
Aioi Insurance	24,000	113,776
Air Water	9,000	102,150
Aisin Seiki	9,900	259,715
Ajinomoto	36,800	346,777
Alfresa Holdings	1,900	77,921
All Nippon Airways	48,000	138,877
Amada	20,000	133,547
Aozora Bank	47,959 a	60,471
Asahi Breweries	21,500	419,115
Asahi Glass	56,800	567,162
Asahi Kasei	69,900	345,231
Asics	9,000	88,313
Astellas Pharma	24,379	894,813
Bank of Kyoto	17,000	139,806
Bank of Yokohama	69,000	325,588
Benesse Holdings	3,800	159,003
Bridgestone	34,000	539,587
Brother Industries	12,900	139,524
Canon	58,150	2,266,045
Canon Marketing Japan	4,500	62,016
Casio Computer	13,100	94,667
Central Japan Railway	85	621,567
Chiba Bank	43,000	257,741
Chiyoda	8,000	72,588
Chubu Electric Power	35,700	902,867
Chugai Pharmaceutical	12,828	227,936
Chugoku Bank	9,000	114,509
Chugoku Electric Power	15,700	307,032
Chuo Mitsui Trust Holdings	52,380	185,371
Citizen Holdings	17,800	116,901
COCA-COLA WEST	2,700	45,111
Cosmo Oil	36,000	77,830
Credit Saison	8,800	109,397
Dai Nippon Printing	30,800	423,195
Daicel Chemical Industries	15,000	89,427

Daido Steel	14,200	51,352
Daihatsu Motor	9,000	85,777
Daiichi Sankyo	36,583	759,200
Daikin Industries	12,800	470,679
Dainippon Sumitomo Pharma	9,000	95,906
Daito Trust Construction	4,200	198,586
Daiwa House Industry	29,400	308,028
Daiwa Securities Group	89,000	441,817
Dena	18	103,520
Denki Kagaku Kogyo Kabushiki Kaisha	27,600	111,377
Denso	26,400	771,115
Dentsu	9,200	210,511
Dowa Holdings	16,000	88,091
Dowa Holdings (Rights)	7,000 a	0
East Japan Railway	18,400	1,229,939
Eisai	13,800	512,004
Electric Power Development	7,680	222,575
Elpida Memory	10,800 a	188,292
FamilyMart	3,000	94,463
Fanuc	10,400	987,911
Fast Retailing	2,700	446,773
Fuji Electric Holdings	38,000	74,854
Fuji Heavy Industries	37,000	173,277
Fuji Media Holdings	11	16,513
FUJIFILM Holdings	24,900	794,119
Fujitsu	103,800	631,528
Fukuoka Financial Group	40,000	145,255
Furukawa Electric	35,000	168,405
GS Yuasa	21,000	133,529
Gunma Bank	22,000	112,703
Hachijuni Bank	26,000	149,643
Hakuhodo DY Holdings	1,170	57,193
Hankyu Hashin Holdings	62,000	285,622
Hino Motors	10,000	37,352
Hirose Electric	1,600	169,922
Hiroshima Bank	30,000	118,067
Hisamitsu Pharmaceutical	3,400	121,994

Hitachi	242,900	828,897
Hitachi Chemical	6,300	133,717
Hitachi Construction Machinery	6,600	137,577
Hitachi High-Technologies	3,900	76,414
Hitachi Metals	10,000	96,413
Hokkaido Electric Power	9,600	182,510
Hokuhoku Financial Group	62,000	128,047
Hokuriku Electric Power	10,000	215,824
Honda Motor	90,120	3,044,619
HOYA	22,600	603,506
Ibiden	7,100	240,815
Idemitsu Kosan	1,100	70,093
IHI	73,000 a	111,900
INPEX	45	327,411
Isetan Mitsukoshi Holdings	20,020	187,317
Isuzu Motors	69,000	145,931
Ito En	3,300	48,898
ITOCHU	84,500	655,174
Itochu Techno-Solutions	1,400	42,235
Iyo Bank	14,000	115,314
J Front Retailing	26,800	127,329
Jafco	1,600	39,174
Japan Petroleum Exploration	1,400	65,513
Japan Prime Realty Investment	36	68,862
Japan Real Estate Investment	29	241,694
Japan Retail Fund Investment	17	78,538
Japan Steel Works	20,000	243,647
Japan Tobacco	243	872,386
JFE Holdings	26,560	918,024
JGC	11,000	203,588
Joyo Bank	37,462	151,427
JS Group	14,324	251,580
JSR	9,100	177,806
JTEKT	10,800	121,889
Jupiter Telecommunications	142	141,725
Kajima	50,800	105,824
Kamigumi	15,400	115,491

Kaneka	16,000	103,003
Kansai Electric Power	41,299	937,515
Kansai Paint	11,000	88,936
Kao	29,000	697,839
Kawasaki Heavy Industries	84,000	214,769
Kawasaki Kisen Kaisha	33,000 a	116,743
KDDI	157	824,393
Keihin Electric Express Railway	26,000	199,482
Keio	31,000	194,286
Keisei Electric Railway	17,000	92,756
Keyence	2,305	529,297
Kikkoman	8,000	93,020
Kinden	6,000	53,925
Kintetsu	89,354	306,862
Kirin Holdings	47,000	714,664
Kobe Steel	138,000	244,709
Koito Manufacturing	6,000	104,485
Komatsu	51,400	1,024,233
Konami	5,200	85,191
Konica Minolta Holdings	25,000	253,353
Kubota	60,000	534,683
Kuraray	20,500	237,227
Kurita Water Industries	5,800	178,641
Kyocera	8,800	811,914
Kyowa Hakko Kirin	14,705	152,599
Kyushu Electric Power	20,800	448,993
Lawson	3,800	171,719
Mabuchi Motor	1,500	81,852
Makita	6,500	216,343
Marubeni	91,000	525,324
Marui Group	14,100	87,068
Maruichi Steel Tube	2,000	36,167
Matsui Securities	8,000	54,100
Mazda Motor	77,000	206,681
McDonald's Holdings Japan	3,000	60,739
Medipal Holdings	7,700	97,352
MEIJI Holdings	3,521 a	132,001

Minebea	18,000	94,788
Mitsubishi	70,200	1,680,432
Mitsubishi Chemical Holdings	63,100	262,137
Mitsubishi Electric	105,000	814,196
Mitsubishi Estate	64,000	1,035,169
Mitsubishi Gas Chemical	20,000	105,438
Mitsubishi Heavy Industries	164,700	571,106
Mitsubishi Logistics	6,000	65,463
Mitsubishi Materials	61,000 a	156,964
Mitsubishi Motors	203,000 a	278,656
Mitsubishi Rayon	33,000	136,247
Mitsubishi Tanabe Pharma	11,000	155,457
Mitsubishi UFJ Financial Group	686,990	3,519,495
Mitsubishi UFJ Lease & Finance	2,860	98,368
Mitsui & Co.	95,400	1,388,296
Mitsui Chemicals	50,000	133,348
Mitsui Engineering & Shipbuilding	45,000	108,071
Mitsui Fudosan	47,000	790,884
Mitsui Mining & Smelting	34,000 a	88,961
Mitsui OSK Lines	63,000	393,061
Mitsui Sumitomo Insurance Group Holdings	23,469	586,079
Mitsumi Electric	4,800	82,854
Mizuho Financial Group	741,200	1,421,752
Mizuho Securities	34,000	99,918
Mizuho Trust & Banking	92,000 a	91,685
Murata Manufacturing	12,000	656,679
Namco Bandai Holdings	10,350	103,822
NEC	148,800	381,781
NGK Insulators	13,000	280,807
NGK Spark Plug	10,000	115,330
NHK Spring	11,000	95,222
Nidec	6,000	585,633
Nikon	17,600	358,483
Nintendo	5,350	1,489,612
Nippon Building Fund	29	256,755
Nippon Electric Glass	18,085	254,284
Nippon Express	49,000	205,297

Nippon Meat Packers	9,000	113,065
Nippon Mining Holdings	45,800	196,031
Nippon Oil	66,800	310,068
Nippon Paper Group	4,900	127,111
Nippon Sheet Glass	34,000	87,045
Nippon Steel	276,100	994,582
Nippon Telegraph & Telephone	28,100	1,181,810
Nippon Yusen	81,800	282,311
Nipponkoa Insurance	35,000	201,082
Nishi-Nippon City Bank	41,000	105,454
Nissan Chemical Industries	9,000	117,543
Nissan Motor	134,700 a	1,084,556
Nissay Dowa General Insurance	8,000	38,104
Nissha Printing	1,400	58,732
Nisshin Seifun Group	9,300	123,800
Nisshin Steel	42,000	70,812
Nisshinbo Holdings	7,000	60,591
Nissin Foods Holdings	3,900	128,562
Nitori	1,850	139,592
Nitto Denko	9,200	352,315
NOK	5,200	76,637
Nomura Holdings	193,700	1,443,388
Nomura Real Estate Holdings	5,400	80,483
Nomura Real Estate Office Fund	17	97,850
Nomura Research Institute	5,700	127,054
NSK	24,000	172,512
NTN	25,000	107,249
NTT Data	71	219,700
NTT DoCoMo	849	1,263,524
NTT Urban Development	55	40,317
Obayashi	35,000	123,074
Obic	350	65,147
Odakyu Electric Railway	35,000	282,904
OJI Paper	49,000	205,429
Olympus	12,000	355,986
Omron	10,400	206,193
Ono Pharmaceutical	4,800	212,345

ORACLE JAPAN	1,700	73,228
Oriental Land	3,000	205,151
ORIX	5,800	432,395
Osaka Gas	110,000	385,597
OTSUKA	1,000	54,197
Panasonic	108,195	1,694,728
Panasonic Electric Works	22,000	240,520
Rakuten	412	335,273
Resona Holdings	26,000	322,225
Ricoh	37,000	524,815
Rinnai	2,400	111,940
Rohm	5,500	367,199
Sankyo	2,800	149,037
Santen Pharmaceutical	3,800	119,048
Sanyo Electric	90,000 a	150,844
Sapporo Hokuyo Holdings	15,000	60,532
Sapporo Holdings	13,000	68,959
SBI Holdings	887	168,874
Secom	11,700	521,702
Sega Sammy Holdings	9,584	107,501
Seiko Epson	6,800	111,997
Sekisui Chemical	22,000	148,179
Sekisui House	28,000	264,397
Senshu Ikeda Holdings	26,300 a	88,105
Seven & I Holdings	41,560	905,430
Seven Bank	26	54,076
Sharp	55,000	653,185
Shikoku Electric Power	10,100	275,156
Shimadzu	15,000	98,718
Shimamura	1,200	104,971
Shimano	3,500	142,577
Shimizu	28,000	106,175
Shin-Etsu Chemical	22,700	1,177,212
Shinko Electric Industries	4,200	56,090
Shinsei Bank	50,000 a	62,853
Shionogi & Co.	17,000	348,460
Shiseido	19,000	387,562

Shizuoka Bank	33,400	287,068
Showa Denko	84,000	170,236
Showa Shell Sekiyu	11,300	88,426
SMC	3,100	373,472
Softbank	41,000	1,039,261
Sojitz	66,600	121,854
Sompo Japan Insurance	49,000	320,441
Sony	55,480	1,839,443
Sony Financial Holdings	50	137,118
Square Enix Holdings	3,700	73,768
Stanley Electric	8,200	158,946
SUMCO	6,800	115,869
Sumitomo	61,100	683,392
Sumitomo Chemical	87,000	388,272
Sumitomo Electric Industries	41,200	536,947
Sumitomo Heavy Industries	29,000	147,424
Sumitomo Metal Industries	183,000	499,420
Sumitomo Metal Mining	29,000	398,669
Sumitomo Mitsui Financial Group	68,900	2,216,790
Sumitomo Realty & Development	21,000	370,342
Sumitomo Rubber Industries	9,400	73,266
Sumitomo Trust & Banking	80,000	443,696
Suruga Bank	12,000	105,719
Suzuken	3,720	123,905
Suzuki Motor	19,800	445,907
Sysmex	1,600	88,941
T & D Holdings	12,200	251,914
Taiheiyo Cement	50,000	56,233
Taisei	58,000	111,409
Taisho Pharmaceutical	6,000	104,178
Taiyo Nippon Sanso	15,000	146,803
Takashimaya	15,000	109,058
Takeda Pharmaceutical	41,400	1,812,173
TDK	6,700	429,380
Teijin	46,000	138,527
Terumo	9,200	515,193
THK	6,700	131,500

Tobu Railway	45,000	240,380
Toho	5,800	95,841
Toho Gas	22,000	114,996
Tohoku Electric Power	23,900	479,396
Tokio Marine Holdings	39,200	1,051,288
Tokuyama	18,000	95,035
Tokyo Electric Power	67,172	1,803,891
Tokyo Electron	9,400	567,461
Tokyo Gas	126,000	508,174
Tokyo Steel Manufacturing	5,500	54,359
Tokyo Tatemono	25,000	98,648
Tokyu	62,820	252,850
Tokyu Land	28,000	105,226
TonenGeneral Sekiyu	14,000	115,763
Toppan Printing	31,000	268,580
Toray Industries	74,000	402,695
Toshiba	218,000 a	1,185,505
Tosoh	29,000	74,074
TOTO	14,000	84,572
Toyo Seikan Kaisha	8,800	123,364
Toyo Suisan Kaisha	4,000	105,184
Toyoda Gosei	3,600	98,536
Toyota Boshoku	4,200	91,296
Toyota Industries	10,500	306,563
Toyota Motor	160,314	6,121,485
Toyota Tsusho	11,600	175,340
Trend Micro	5,500	204,223
Tsumura & Co.	3,100	97,776
Ube Industries	55,600	143,193
UNICHARM	2,400	226,693
UNY	9,000	68,662
Ushio	5,900	99,567
USS	1,330	80,806
West Japan Railway	96	329,652
Yahoo! Japan	828	312,104
Yakult Honsha	5,100	148,977
Yamada Denki	4,820	307,114

Yamaguchi Financial Group	11,000	108,796
Yamaha	9,200	109,441
Yamaha Motor	12,800 a	173,655
Yamato Holdings	20,400	279,572
Yamato Kogyo	2,800	87,723
Yamazaki Baking	6,000	72,372
Yaskawa Electric	15,000	122,985
Yokogawa Electric	11,500	92,041
		118,116,010
Luxembourg--.6%
ArcelorMittal	47,338	1,815,984
Millicom International Cellular, SDR	4,207 a	303,451
SES	16,018	351,237
Tenaris	25,833	566,333
		3,037,005
Netherlands--2.8%
Aegon	83,912 a	506,949
Akzo Nobel	12,610	754,916
ASML Holding	23,998	757,633
Corio	2,917	179,964
European Aeronautic Defence and Space	23,461	458,548
Fugro	3,791	224,563
Heineken	13,332	656,881
Heineken Holding	6,469	273,226
ING Groep	200,711 a	1,891,234
Koninklijke Ahold	64,303	811,279
Koninklijke Boskalis Westminster	3,558	124,529
Koninklijke DSM	8,571	398,195
KONINKLIJKE KPN	90,777	1,509,173
Koninklijke Philips Electronics	52,842	1,601,307
Koninklijke Vopak	1,916 a	143,526
QIAGEN	13,253 a	289,204
Randstad Holding	5,351 a	256,253
Reed Elsevier	40,595	490,207
SBM Offshore	9,902	193,695
STMicroelectronics	36,468	296,750
TNT	20,204	578,857

Unilever	88,858	2,734,520
Wolters Kluwer	15,164	316,354
		15,447,763
New Zealand--.1%
Auckland International Airport	37,613 b	50,753
Contact Energy	15,698 a	64,267
Fletcher Building	31,254	174,294
Sky City Entertainment Group	33,202	77,041
Telecom Corporation of New Zealand	92,121	154,666
		521,021
Norway--.8%
DNB NOR	50,399 a	576,509
Norsk Hydro	37,703 a	272,924
Orkla	41,776	377,827
Renewable Energy	18,350 a	106,339
SeaDrill	16,135	367,459
Statoil	62,039	1,395,349
Telenor	45,919 a	601,456
Yara International	10,737	447,939
		4,145,802
Portugal--.3%
Banco Comercial Portugues, Cl. R	120,349	130,114
Banco Espirito Santo	27,218	158,773
Brisa Auto-Estradas de Portugal	9,633	91,770
Cimpor-Cimentos de Portugal	12,398	105,057
Energias de Portugal	99,918	396,322
Galp Energia, Cl. B	7,905	125,430
Jeronimo Martins	13,816	131,571
Portugal Telecom	33,584	348,648
		1,487,685
Singapore--1.4%
Ascendas Real Estate Investment Trust	73,281	100,931
CapitaLand	143,500	390,705
CapitaMall Trust	120,000	144,078
Capitamalls Asia	74,000	121,774
City Developments	26,000	197,009
ComfortDelgro	93,700	105,772

Cosco Singapore	48,000	42,723
DBS Group Holdings	92,588	935,036
Fraser and Neave	49,150	144,546
Genting Singapore	246,527 a	184,532
Golden Agri-Resources	275,440 a	101,108
Jardine Cycle & Carriage	6,422	115,073
Keppel	72,000	426,592
Neptune Orient Lines	56,000	68,397
Noble Group	78,800	160,083
Olam International	72,300	122,116
Oversea-Chinese Banking	137,942	800,616
SembCorp Industries	53,254	131,930
SembCorp Marine	41,000	96,101
Singapore Airlines	30,733	299,512
Singapore Exchange	50,000	283,153
Singapore Press Holdings	91,075	239,078
Singapore Technologies Engineering	78,000	170,429
Singapore Telecommunications	429,951	915,753
StarHub	26,918	41,530
United Overseas Bank	66,112	853,401
UOL Group	22,111	58,443
Wilmar International	74,000	343,670
		7,594,091
Spain--4.2%
Abertis Infraestructuras	15,454	314,323
Acciona	1,296	155,977
Acerinox	7,125	134,119
ACS Actividades de Construccion y Servicios	8,069	379,814
Banco Bilbao Vizcaya Argentaria	194,387	2,960,612
Banco de Sabadell	49,977	267,578
Banco de Valencia	10,791	81,881
Banco Popular Espanol	45,750	349,242
Banco Santander	446,121	6,301,246
Bankinter	16,421	147,197
Criteria Caixacorp	43,257	197,161
EDP Renovaveis	13,006 a	112,070
Enagas	10,301	214,403

Ferrovial	25,490	266,931
Fomento de Construcciones y Contratas	1,877	71,962
Gamesa Tecnologica	10,468	151,548
Gas Natural	13,140	261,149
Gestevision Telecinco	5,695	81,637
Grifols	6,640	101,170
Iberdrola	202,663	1,726,986
Iberdrola Renovables	48,509	215,905
Iberia Lineas Aereas de Espana	23,577 a	71,578
Inditex	12,157	765,992
Indra Sistemas	5,136	111,521
Mapfre	40,701	160,630
Red Electrica	6,028	303,307
Repsol	39,642	935,183
Sacyr Vallehermoso	4,444 a	46,072
Telefonica	231,574	5,576,249
Zardoya Otis	7,387	137,652
		22,601,095
Sweden--2.5%
Alfa Laval	18,893	258,165
Assa Abloy, Cl. B	17,744	307,758
Atlas Copco, Cl. A	36,802	501,175
Atlas Copco, Cl. B	22,311	270,278
Electrolux, Ser. B	13,397 a	319,710
Getinge, Cl. B	10,308	221,266
Hennes & Mauritz, Cl. B	28,215	1,672,301
Holmen, Cl. B	3,004	72,528
Husqvarna, Cl. B	20,920 a	144,186
Investor, Cl. B	26,125	462,329
Lundin Petroleum	10,567 a	80,942
Nordea Bank	178,055	1,645,037
Sandvik	55,102	601,766
Scania, Cl. B	18,378	228,369
Securitas, Cl. B	16,173	158,154
Skandinaviska Enskilda Banken, Cl. A	83,309 a	500,251
Skanska, Cl. B	21,176	331,244
SKF, Cl. B	21,471	333,598

SSAB, Cl. A	9,760	158,463
SSAB, Cl. B	3,653	54,398
Svenska Cellulosa, Cl. B	31,185	424,463
Svenska Handelsbanken, Cl. A	27,235	718,171
Swedbank, Cl. A	32,859 a	288,409
Swedish Match	14,428	304,591
Tele2, Cl. B	15,789	223,460
Telefonaktiebolaget LM Ericsson, Cl. B	164,642	1,607,314
TeliaSonera	121,212	817,832
Volvo, Cl. A	23,032	194,138
Volvo, Cl. B	59,638	504,416
		13,404,712
Switzerland--7.6%
ABB	120,223 a	2,187,988
Actelion	5,566 a	296,751
Adecco	6,790	369,291
Aryzta	3,996	159,267
Baloise Holding	2,856	239,067
BKW FMB Energie	818	62,576
Compagnie Financiere Richemont, Cl. A	28,206	951,383
Credit Suisse Group	61,405	2,678,294
GAM Holding	11,520	133,579
Geberit	2,054	363,840
Givaudan	408	334,399
Holcim	13,271 a	919,458
Julius Baer Group	11,520	380,822
Kuehne & Nagel International	3,152	306,087
Lindt & Spruengli	6	149,567
Lindt & Spruengli-PC	47	102,311
Logitech International	9,174 a	155,738
Lonza Group	2,538	180,173
Nestle	189,743	9,034,771
Nobel Biocare Holding	6,283	185,465
Novartis	115,388	6,218,898
Pargesa Holding	1,539	129,794
Roche Holding	38,422	6,493,231
Schindler Holding	2,701	200,819

Schindler Holding-PC	977	73,106
SGS	295	382,151
Sonova Holding	2,649	329,785
Straumann Holding	380	101,447
Swatch Group	2,031	102,385
Swatch Group-BR	1,712	449,082
Swiss Life Holding	1,524 a	192,648
Swiss Reinsurance	19,156	840,439
Swisscom	1,242	454,591
Syngenta	5,238	1,347,301
Synthes	3,341	428,770
UBS	194,126 a	2,537,618
Zurich Financial Services	8,011	1,708,147
		41,181,039
United Kingdom--21.1%
3i Group	54,848	230,741
Admiral Group	10,809	194,894
AMEC	17,527	211,318
Anglo American	71,833 a	2,612,772
Antofagasta	22,493	315,304
Associated British Foods	19,775	278,700
AstraZeneca	79,119	3,687,420
Autonomy	12,236 a	304,949
Aviva	151,714	939,627
BAE Systems	191,581	1,080,929
Balfour Beatty	33,207	140,922
Barclays	622,161	2,670,982
BG Group	183,444	3,367,639
BHP Billiton	120,523	3,548,581
BP	1,025,785	9,623,647
British Airways	29,271 a	95,684
British American Tobacco	108,981	3,602,024
British Land	47,174	327,774
British Sky Broadcasting Group	62,003	526,097
BT Group	418,598	920,929
Bunzl	16,833	167,537
Burberry Group	23,186	227,908

Cable & Wireless	140,485	317,098
Cadbury	73,819	980,358
Cairn Energy	76,360 a	394,531
Capita Group	35,860	413,355
Carnival	9,179 a	331,452
Carphone Warehouse Group	26,887	81,894
Centrica	282,962	1,217,698
Cobham	65,746	243,709
Compass Group	100,838	687,378
Diageo	136,205	2,298,583
Drax Group	21,337	140,306
Eurasian Natural Resources	13,184	189,085
Experian	56,456	538,214
Firstgroup	25,087	148,107
Fresnillo	10,749	114,051
G4S	70,746	284,955
GlaxoSmithKline	283,692	5,536,364
Hammerson	39,651	238,930
Home Retail Group	45,284	184,234
HSBC Holdings	948,917	10,195,108
ICAP	26,883	158,251
Imperial Tobacco Group	56,080	1,815,954
Inmarsat	25,622	278,828
Intercontinental Hotels Group	13,743	196,864
International Power	84,104	429,921
Invensys	40,561	198,620
Investec	22,001	148,610
J Sainsbury	69,535	359,677
Johnson Matthey	12,153	284,351
Kazakhmys	12,328 a	235,468
Kingfisher	129,204	438,384
Land Securities Group	41,874	425,941
Legal & General Group	330,163	396,838
Liberty International	29,580	214,552
Lloyds Banking Group	2,104,631 a	1,709,558
London Stock Exchange Group	7,101	72,562
Lonmin	8,845 a	254,885

Man Group	96,029	363,503
Marks & Spencer Group	88,313	492,219
National Grid	133,540	1,347,580
Next	10,932	343,446
Old Mutual	288,800 a	476,955
Pearson	45,255	644,418
Petrofac	12,040	184,115
Prudential	139,476	1,274,234
Randgold Resources	5,159	357,337
Reckitt Benckiser Group	33,434	1,742,093
Reed Elsevier	69,303	553,687
Resolution	145,299 a	185,920
Rexam	45,479	217,191
Rio Tinto	74,890	3,602,261
Rolls-Royce Group	100,812 a	773,323
Royal Bank of Scotland Group	901,343 a	459,574
Royal Dutch Shell, Cl. A	193,859	5,362,043
Royal Dutch Shell, Cl. B	147,269	3,942,097
RSA Insurance Group	183,982	376,252
SABMiller	52,058	1,420,767
Sage Group	74,721	282,738
Schroders	7,484	148,526
Scottish & Southern Energy	49,710	928,508
Segro	42,037	210,829
Serco Group	25,133	200,026
Severn Trent	13,603	244,694
Shire	30,662	609,076
Smith & Nephew	49,609	500,312
Smiths Group	22,538	359,966
Standard Chartered	109,615	2,512,041
Standard Life	120,203	373,914
Tesco	432,793	2,934,562
Thomas Cook Group	51,600	187,610
Tomkins	43,862	131,608
Tui Travel	29,455	122,339
Tullow Oil	44,517	816,923
Unilever	69,913	2,137,470

United Utilities Group	37,832	324,665
Vedanta Resources	7,560	288,820
Vodafone Group	2,875,364	6,192,253
Whitbread	9,297	207,765
WM Morrison Supermarkets	114,874	529,619
Wolseley	15,733 a	347,799
WPP	68,549	634,170
Xstrata	105,210 a	1,724,710
		114,301,010
Total Common Stocks
(cost $556,535,781)		529,764,975

Preferred Stocks--.4%
Germany
Bayerische Motoren Werke	3,061	96,227
Fresenius	4,693	320,591
Henkel & Co.	9,846	501,979
Porsche Automobil Holding	4,643	263,880
RWE	2,338	190,055
Volkswagen	5,883	476,470
Total Preferred Stocks
(cost $1,813,382)		1,849,202

	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.02%, 3/11/10
(cost $594,988)	595,000 [c]	594,985

Other Investment--1.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $7,600,000)	7,600,000 [d]	7,600,000

Total Investments (cost $566,544,151)	99.6%	539,809,162
Cash and Receivables (Net)	.4%	2,237,538
Net Assets	100.0%	542,046,700

SDR- Swedish Depository Receipts
PC - Participation Certificate
RSP - Risparmio (Savings) Shares
PPS- Price Protected Shares
a	Non-income producing security.
b	The value of this security has been determined in good faith under the direction of the Board of Directors.
c	Held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

At January 31, 2010, the aggregate cost of investment securities for income tax purposes was $566,544,151.

Net unrealized depreciation on investments was $26,734,989 of which $47,664,983 related to appreciated investment securities and $74,399,972 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
January 31, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2010 ($)
Financial Futures Long
DJ Euro Stoxx 50	101	3,892,876	March 2010	(173,070)
FTSE 100	27	2,227,502	March 2010	(73,630)
SPI 200 Index	8	808,142	March 2010	(27,139)
TOPIX	23	2,269,428	March 2010	(58,189)
				(332,028)

At January 31, 2010, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation
Forward Foreign Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	at 1/31/2010 ($)
Purchases:
Australian Dollar, expiring 3/17/2010	254,734	228,987	224,207	(4,780)
Australian Dollar, expiring 3/17/2010	221,764	201,364	195,188	(6,176)
Australian Dollar, expiring 3/17/2010	122,800	111,954	108,084	(3,870)
Australian Dollar, expiring 3/17/2010	122,000	111,975	107,380	(4,595)
Australian Dollar, expiring 3/17/2010	116,400	103,809	102,451	(1,358)
British Pound, expiring 3/17/2010	74,293	120,548	118,716	(1,832)
British Pound, expiring 3/17/2010	101,736	163,441	162,568	(873)
British Pound, expiring 3/17/2010	51,600	82,939	82,454	(485)
British Pound, expiring 3/17/2010	105,800	168,752	169,062	310
British Pound, expiring 3/17/2010	53,200	84,808	85,011	203
British Pound, expiring 3/17/2010	107,100	171,291	171,140	(151)
British Pound, expiring 3/17/2010	54,800	87,515	87,567	52
British Pound, expiring 3/17/2010	54,900	87,413	87,727	314
British Pound, expiring 3/17/2010	109,800	177,343	175,454	(1,889)
British Pound, expiring 3/17/2010	54,600	88,755	87,248	(1,507)
British Pound, expiring 3/17/2010	109,000	177,406	174,176	(3,230)
British Pound, expiring 3/17/2010	264,800	425,798	423,135	(2,663)
British Pound, expiring 3/17/2010	105,300	170,844	168,263	(2,581)
British Pound, expiring 3/17/2010	52,300	84,666	83,572	(1,093)
British Pound, expiring 3/17/2010	103,500	167,587	165,387	(2,200)
Euro, expiring 3/17/2010	371,363	546,286	514,835	(31,451)
Euro, expiring 3/17/2010	67,648	96,588	93,783	(2,805)
Euro, expiring 3/17/2010	86,000	123,206	119,225	(3,981)
Euro, expiring 3/17/2010	29,400	42,072	40,758	(1,313)
Euro, expiring 3/17/2010	177,100	254,368	245,521	(8,847)
Euro, expiring 3/17/2010	209,000	301,379	289,745	(11,634)
Euro, expiring 3/17/2010	180,700	259,879	250,512	(9,367)

Euro, expiring 3/17/2010	90,200	129,228	125,048	(4,180)
Euro, expiring 3/17/2010	210,400	305,271	291,686	(13,585)
Euro, expiring 3/17/2010	59,500	86,264	82,487	(3,777)
Euro, expiring 3/17/2010	89,300	129,361	123,800	(5,561)
Euro, expiring 3/17/2010	149,400	214,690	207,119	(7,571)
Euro, expiring 3/17/2010	600,800	847,197	832,913	(14,284)
Euro, expiring 3/17/2010	113,400	160,399	157,211	(3,188)
Euro, expiring 3/17/2010	141,300	198,433	195,890	(2,543)
Euro, expiring 3/17/2010	139,200	194,359	192,978	(1,381)
Euro, expiring 3/17/2010	137,400	191,091	190,483	(608)
Japanese Yen, expiring 2/2/2010	4,648,280	51,687	51,274	(413)
Japanese Yen, expiring 2/2/2010	33,765,622	375,466	372,463	(3,003)
Japanese Yen, expiring 2/2/2010	2,998,507	33,343	33,076	(267)
Japanese Yen, expiring 2/2/2010	14,534,718	161,623	160,330	(1,293)
Japanese Yen, expiring 3/17/2010	24,199,377	275,379	268,138	(7,241)
Japanese Yen, expiring 3/17/2010	11,840,481	133,953	131,197	(2,756)
Japanese Yen, expiring 3/17/2010	8,855,000	100,120	98,116	(2,004)
Japanese Yen, expiring 3/17/2010	8,920,000	98,190	98,836	646
Japanese Yen, expiring 3/17/2010	9,015,000	98,590	99,889	1,299
Japanese Yen, expiring 3/17/2010	27,045,000	295,200	299,668	4,468
Japanese Yen, expiring 3/17/2010	9,145,000	99,678	101,330	1,652
Japanese Yen, expiring 3/17/2010	18,440,000	199,567	204,322	4,755
Japanese Yen, expiring 3/17/2010	9,295,000	99,820	102,992	3,172
Japanese Yen, expiring 3/17/2010	18,890,000	207,085	209,308	2,223
Japanese Yen, expiring 3/17/2010	47,725,000	529,575	528,810	(765)
Japanese Yen, expiring 3/17/2010	9,385,000	104,162	103,989	(173)
Japanese Yen, expiring 3/17/2010	18,300,000	201,685	202,770	1,085
Sales:		Proceeds ($)
Australian Dollar, expiring 2/2/2010	180,754	161,622	160,663	959
British Pound, expiring 2/2/2010	233,188	375,466	373,663	1,803
Euro, expiring 2/2/2010	37,000	51,688	51,428	260
Singapore Dollar, expiring 2/2/2010	46,838	33,343	33,366	(24)

Gross Unrealized Appreciation				23,201

Gross Unrealized Depreciation	(183,298)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	91,753	531,522,424	-	531,614,177
U.S. Treasury	-	594,985	-	594,985
Mutual Funds	7,600,000	-	-	7,600,000
Other Financial Instruments++	-	23,201	-	23,201
Liabilities ($)
Other Financial Instruments++	(332,028)	(183,298)	-	(515,326)

+ See Statement of Investments for country classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or national securities market, or securities for which there were no are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk and including equity risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, the futures against default.

Forward Foreign Currency Exchange Contracts: The fund

enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
January 31, 2010 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)
Consumer Discretionary--9.6%
Abercrombie & Fitch, Cl. A	20,284 a	639,757
Amazon.com	76,117 b	9,545,833
Apollo Group, Cl. A	28,316 b	1,715,666
AutoNation	21,420 a,b	385,560
AutoZone	6,896 a,b	1,069,087
Bed Bath & Beyond	59,717 b	2,311,048
Best Buy	78,625	2,881,606
Big Lots	19,257 a,b	547,091
Black & Decker	13,665	883,579
Carnival	100,476	3,348,865
CBS, Cl. B	156,132	2,018,787
Coach	73,203	2,553,321
Comcast, Cl. A	654,672	10,363,458
D.R. Horton	64,672 a	762,483
Darden Restaurants	32,049	1,184,531
DeVry	14,267	871,143
DIRECTV, Cl. A	215,950 b	6,554,083
Eastman Kodak	62,129 a,b	375,880
Expedia	49,283 b	1,055,149
Family Dollar Stores	31,871 a	984,176
Ford Motor	756,404 b	8,199,419
Fortune Brands	34,392	1,429,675
GameStop, Cl. A	38,022 a,b	751,695
Gannett	54,256 a	876,234
Gap	109,039	2,080,464
Genuine Parts	37,551 a	1,414,922
Goodyear Tire & Rubber	56,748 b	757,018
H & R Block	76,779	1,652,284
Harley-Davidson	54,709 a	1,244,083
Harman International Industries	14,180	504,099

Hasbro	28,681	876,205
Home Depot	391,282	10,959,809
International Game Technology	70,896 a	1,300,233
Interpublic Group of Cos.	111,198 b	718,339
J.C. Penney	53,616	1,331,285
Johnson Controls	150,189	4,179,760
Kohl's	69,993 b	3,525,547
Leggett & Platt	37,101 a	677,464
Lennar, Cl. A	32,639	501,335
Limited Brands	61,494	1,169,616
Lowe's	337,474	7,306,312
Macy's	96,378	1,535,302
Marriott International, Cl. A	58,227 a	1,527,294
Mattel	82,601	1,628,892
McDonald's	247,505	15,451,737
McGraw-Hill	73,908	2,620,039
Meredith	8,893 a	275,505
New York Times, Cl. A	27,804 b	359,228
Newell Rubbermaid	65,415	887,682
News, Cl. A	520,025	6,557,515
NIKE, Cl. B	89,318	5,694,023
Nordstrom	36,346 a	1,255,391
O'Reilly Automotive	31,296 a,b	1,182,989
Office Depot	64,492 b	366,315
Omnicom Group	71,922	2,538,847
Polo Ralph Lauren	13,100 a	1,074,200
Priceline.com	9,723 b	1,899,388
Pulte Homes	78,887 a,b	829,891
RadioShack	31,042	605,940
Ross Stores	27,165	1,247,688
Scripps Networks Interactive, Cl. A	21,158	903,447
Sears Holdings	11,219 a,b	1,046,508
Sherwin-Williams	21,873 a	1,385,655
Staples	163,383 a	3,832,965
Starbucks	167,667 b	3,653,464
Starwood Hotels & Resorts

Worldwide	42,678 c	1,422,031
Target	172,436	8,840,794
Tiffany & Co.	28,643	1,163,192
Time Warner	267,980	7,356,051
Time Warner Cable	81,513	3,553,152
TJX	96,414	3,664,696
VF	19,946	1,436,710
Viacom, Cl. B	139,264 b	4,058,153
Walt Disney	440,469	13,015,859
Washington Post, Cl. B	1,374	597,168
Whirlpool	17,253 a	1,297,081
Wyndham Worldwide	41,782	877,004
Wynn Resorts	15,539	961,553
Yum! Brands	107,787	3,687,393
		211,797,643
Consumer Staples--11.5%
Altria Group	474,991	9,433,321
Archer-Daniels-Midland	148,106	4,438,737
Avon Products	97,917 a	2,951,218
Brown-Forman, Cl. B	24,945	1,280,177
Campbell Soup	43,726 a	1,447,768
Clorox	31,681	1,874,565
Coca-Cola	531,067	28,810,385
Coca-Cola Enterprises	72,519	1,464,159
Colgate-Palmolive	113,975	9,121,419
ConAgra Foods	101,676	2,312,112
Constellation Brands, Cl. A	45,757 b	735,773
Costco Wholesale	100,104	5,748,973
CVS Caremark	323,702	10,478,234
Dean Foods	40,663 b	716,889
Dr. Pepper Snapple Group	59,396	1,642,893
Estee Lauder, Cl. A	26,876 a	1,411,528
General Mills	75,448	5,380,197
H.J. Heinz	71,810	3,133,070
Hershey	38,435	1,400,187
Hormel Foods	16,200	626,940
J.M. Smucker	27,185	1,633,003

Kellogg	57,549	3,131,817
Kimberly-Clark	95,609	5,678,219
Kraft Foods, Cl. A	339,908	9,401,855
Kroger	150,733	3,230,208
Lorillard	36,913	2,794,314
McCormick & Co.	30,192 a	1,095,970
Mead Johnson Nutrition	43,821	1,982,024
Molson Coors Brewing, Cl. B	34,895	1,465,590
Pepsi Bottling Group	32,331	1,202,713
PepsiCo	357,599	21,320,052
Philip Morris International	436,950	19,885,595
Procter & Gamble	669,569	41,211,972
Reynolds American	39,508 a	2,101,826
Safeway	93,426 a	2,097,414
Sara Lee	164,302	1,994,626
SUPERVALU	49,973	735,103
SYSCO	135,748 a	3,799,587
Tyson Foods, Cl. A	68,375	944,943
Wal-Mart Stores	489,493	26,153,611
Walgreen	227,968	8,218,246
Whole Foods Market	32,952 a,b	896,953
		255,384,186
Energy--11.3%
Anadarko Petroleum	113,473	7,237,308
Apache	77,010	7,606,278
Baker Hughes	70,868	3,208,903
BJ Services	69,228	1,430,943
Cabot Oil & Gas	24,636	942,820
Cameron International	55,679 b	2,096,871
Chesapeake Energy	144,081	3,570,327
Chevron	459,803	33,160,992
ConocoPhillips	340,083	16,323,984
Consol Energy	42,023	1,958,692
Denbury Resources	57,672 a,b	781,456
Devon Energy	101,808	6,811,973
Diamond Offshore Drilling	16,070 a	1,470,887
El Paso	160,821	1,632,333

EOG Resources	57,223	5,174,104
Exxon Mobil	1,088,801	70,151,448
FMC Technologies	28,049 a,b	1,491,365
Halliburton	206,752	6,039,226
Hess	65,068	3,760,280
Marathon Oil	162,421	4,841,770
Massey Energy	19,018	732,573
Murphy Oil	43,745	2,234,495
Nabors Industries	64,114 b	1,429,742
National Oilwell Varco	96,002	3,926,482
Noble Energy	39,608	2,928,616
NRG Energy	58,688 b	1,414,968
Occidental Petroleum	186,034	14,573,904
Peabody Energy	61,693	2,598,509
Pioneer Natural Resources	27,436 a	1,206,635
Range Resources	35,439	1,630,194
Rowan	26,226 b	563,334
Schlumberger	275,178	17,462,796
Smith International	56,315	1,707,471
Southwestern Energy	78,802 b	3,379,030
Spectra Energy	149,219	3,170,904
Sunoco	27,780	697,000
Tesoro	32,465 a	405,813
Valero Energy	128,865	2,373,693
Williams	132,318	2,757,507
XTO Energy	133,453	5,948,000
		250,833,626
Financial--14.5%
Aflac	107,854	5,223,369
Allstate	124,719	3,732,840
American Express	271,499	10,224,652
American International Group	30,885 a,b	748,344
Ameriprise Financial	59,043	2,257,804
AON	62,392	2,427,049
Apartment Investment & Management, Cl. A	26,547 a,c	407,762
Assurant	27,176	854,142

AvalonBay Communities	18,197 a,c	1,394,072
Bank of America	2,277,078	34,566,044
Bank of New York Mellon	276,014	8,029,247
BB & T	157,259 a	4,382,808
Boston Properties	31,552 a,c	2,046,778
Capital One Financial	103,768	3,824,888
CB Richard Ellis Group, Cl. A	51,133 a,b	628,936
Charles Schwab	214,496	3,923,132
Chubb	78,402	3,920,100
Cincinnati Financial	37,531 a	990,443
Citigroup	4,388,106 b	14,568,512
CME Group	15,251	4,374,292
Comerica	35,507	1,225,347
Discover Financial Services	120,458	1,647,865
E*TRADE FINANCIAL	346,468 b	526,631
Equity Residential	62,194 c	1,993,318
Federated Investors, Cl. B	20,379 a	517,219
Fifth Third Bancorp	180,039	2,239,685
First Horizon National	49,518 a,b	641,258
Franklin Resources	34,185	3,385,341
Genworth Financial, Cl. A	101,640 b	1,406,698
Goldman Sachs Group	117,435	17,464,933
Hartford Financial Services Group	88,873	2,132,063
HCP	66,526 a,c	1,886,012
Health Care REIT	25,566 a,c	1,099,338
Host Hotels & Resorts	140,841 a,b,c	1,492,915
Hudson City Bancorp	110,860	1,471,112
Huntington Bancshares	161,731	774,691
IntercontinentalExchange	16,709 b	1,595,375
Invesco	94,688	1,827,478
Janus Capital Group	37,875	462,454
JPMorgan Chase & Co.	902,939	35,160,445
KeyCorp	193,778	1,391,326
Kimco Realty	83,735 a,c	1,056,736
Legg Mason	36,566 a	942,671
Leucadia National	40,447 a,b	903,182
Lincoln National	68,009	1,671,661

Loews	83,257	2,978,103
M & T Bank	17,629 a	1,300,139
Marsh & McLennan	117,837	2,540,566
Marshall & Ilsley	118,132	816,292
MetLife	187,704	6,629,705
Moody's	45,214 a	1,247,454
Morgan Stanley	312,168	8,359,859
Nasdaq OMX Group	31,216 b	561,576
Northern Trust	55,546	2,806,184
NYSE Euronext	61,119	1,430,796
People's United Financial	79,930	1,292,468
Plum Creek Timber	37,404 a,c	1,352,903
PNC Financial Services Group	106,104	5,881,345
Principal Financial Group	71,807	1,655,151
Progressive	157,287	2,607,818
ProLogis	107,833 c	1,358,696
Prudential Financial	105,623	5,280,094
Public Storage	30,719 c	2,432,330
Regions Financial	269,477 a	1,711,179
Simon Property Group	64,306 c	4,630,032
SLM	110,149 b	1,159,869
State Street	114,147	4,894,623
SunTrust Banks	113,378	2,758,487
T. Rowe Price Group	59,505	2,952,638
Torchmark	20,334 a	912,997
Travelers	125,522	6,360,200
U.S. Bancorp	438,651	11,001,367
Unum Group	76,621	1,499,473
Ventas	36,060 a,c	1,521,732
Vornado Realty Trust	35,971 c	2,326,604
Wells Fargo & Co.	1,166,056	33,150,972
XL Capital, Cl. A	78,776	1,321,074
Zions Bancorporation	25,980 a	492,841
		320,666,535
Health Care--13.1%
Abbott Laboratories	354,488	18,766,595
Aetna	99,541	2,983,243

Allergan	70,710	4,065,825
AmerisourceBergen	66,182	1,804,121
Amgen	232,030 b	13,569,114
Baxter International	138,228	7,960,551
Becton, Dickinson & Co.	54,416	4,101,334
Biogen Idec	66,893 b	3,594,830
Boston Scientific	345,102 b	2,978,230
Bristol-Myers Squibb	396,919	9,668,947
C.R. Bard	22,169	1,837,588
Cardinal Health	82,596	2,731,450
CareFusion	41,340 b	1,064,505
Celgene	106,020 b	6,019,816
Cephalon	17,006 a,b	1,085,663
CIGNA	63,927	2,158,815
Coventry Health Care	34,402 b	787,118
DaVita	23,915 b	1,429,160
Dentsply International	34,223 a	1,147,497
Eli Lilly & Co.	231,809	8,159,677
Express Scripts	62,412 b	5,233,870
Forest Laboratories	69,962 b	2,073,674
Genzyme	60,895 b	3,304,163
Gilead Sciences	206,373 b	9,961,625
Hospira	37,432 b	1,895,556
Humana	39,364 b	1,913,878
IMS Health	43,374	938,613
Intuitive Surgical	8,917 a,b	2,925,311
Johnson & Johnson	632,311	39,747,069
King Pharmaceuticals	58,132 a,b	698,165
Laboratory Corp. of America
Holdings	24,393 a,b	1,734,342
Life Technologies	39,876 b	1,982,236
McKesson	61,722	3,630,488
Medco Health Solutions	109,640 b	6,740,667
Medtronic	253,687	10,880,635
Merck & Co.	700,021	26,726,802
Millipore	13,031 b	898,748
Mylan	71,869 a,b	1,310,172

Patterson	21,719 a,b	620,295
PerkinElmer	27,770	559,288
Pfizer	1,849,409	34,509,972
Quest Diagnostics	34,779 a	1,936,147
St. Jude Medical	76,773 b	2,896,645
Stryker	63,312	3,287,159
Tenet Healthcare	98,822 b	547,474
Thermo Fisher Scientific	94,511 b	4,361,683
UnitedHealth Group	266,386	8,790,738
Varian Medical Systems	28,616 a,b	1,439,099
Waters	21,746 b	1,239,087
Watson Pharmaceuticals	24,435 a,b	937,571
WellPoint	105,270 b	6,707,804
Zimmer Holdings	48,851 b	2,751,288
		289,094,343
Industrial--10.4%
3M	162,101	13,047,509
Avery Dennison	25,061	814,733
Boeing	166,536	10,092,082
Burlington Northern Santa Fe	60,119	5,995,668
C.H. Robinson Worldwide	38,487	2,179,519
Caterpillar	142,473 a	7,442,790
Cintas	30,874	775,246
CSX	90,007	3,857,700
Cummins	46,505	2,100,166
Danaher	58,644	4,184,249
Deere & Co.	96,971	4,843,701
Dover	43,639	1,871,240
Dun & Bradstreet	12,445	982,782
Eaton	38,145	2,336,000
Emerson Electric	172,413	7,162,036
Equifax	29,295	937,440
Expeditors International of
Washington	48,855	1,665,956
Fastenal	29,549 a	1,225,693
FedEx	71,634	5,612,524
First Solar	11,168 a,b	1,265,334

Flowserve	12,836	1,157,422
Fluor	42,030	1,905,640
General Dynamics	88,484	5,915,155
General Electric	2,439,939	39,234,219
Goodrich	28,475	1,762,887
Honeywell International	172,533	6,666,675
Illinois Tool Works	89,130	3,885,177
Iron Mountain	41,552 b	949,879
ITT	41,720	2,015,493
Jacobs Engineering Group	28,684 b	1,083,968
L-3 Communications Holdings	26,680	2,223,511
Lockheed Martin	73,405	5,470,141
Masco	83,501	1,132,274
Monster Worldwide	29,664 a,b	462,462
Norfolk Southern	84,396	3,971,676
Northrop Grumman	71,980	4,074,068
Paccar	83,519 a	3,009,190
Pall	27,700	954,819
Parker Hannifin	37,300	2,085,443
Pitney Bowes	48,224 a	1,008,846
Precision Castparts	31,988	3,366,737
Quanta Services	44,953 a,b	819,044
R.R. Donnelley & Sons	48,647	964,184
Raytheon	87,982	4,612,896
Republic Services	73,938	1,980,799
Robert Half International	35,577 a	957,733
Rockwell Automation	33,746 a	1,627,907
Rockwell Collins	37,044	1,970,370
Roper Industries	20,845	1,043,918
Ryder System	13,004	473,346
Snap-On	13,601	556,009
Southwest Airlines	170,703	1,934,065
Stanley Works	18,504 a	948,330
Stericycle	19,698 a,b	1,042,615
Textron	56,713	1,107,605
Union Pacific	115,683	6,998,822
United Parcel Service, Cl. B	227,606	13,148,799

United Technologies	214,970	14,506,176
W.W. Grainger	14,504 a	1,439,957
Waste Management	112,829 a	3,616,169
		230,476,794
Information Technology--18.6%
Adobe Systems	120,103 b	3,879,327
Advanced Micro Devices	129,727 a,b	967,763
Affiliated Computer Services,
Cl. A	22,648 b	1,393,305
Agilent Technologies	79,228 b	2,220,761
Akamai Technologies	39,434 b	974,020
Altera	69,800	1,488,136
Amphenol, Cl. A	40,562	1,615,990
Analog Devices	67,437	1,818,102
Apple	206,504 b	39,673,548
Applied Materials	308,823	3,761,464
Autodesk	51,512 b	1,225,470
Automatic Data Processing	115,693	4,719,117
BMC Software	43,532 b	1,682,076
Broadcom, Cl. A	99,081 b	2,647,444
CA	92,142	2,030,810
Cisco Systems	1,318,603 b	29,629,009
Citrix Systems	41,612 b	1,728,979
Cognizant Technology Solutions,
Cl. A	68,026 b	2,970,015
Computer Sciences	34,632 b	1,776,622
Compuware	58,429 b	443,476
Corning	356,865	6,452,119
Dell	394,848 b	5,093,539
eBay	256,371 b	5,901,660
Electronic Arts	74,158 b	1,207,292
EMC	465,964 b	7,767,620
Fidelity National Information
Services	71,651	1,688,098
Fiserv	35,382 b	1,593,605
FLIR Systems	34,975 a,b	1,034,561
Google, Cl. A	55,262 b	29,256,808

Harris	30,747	1,319,661
Hewlett-Packard	543,446	25,580,003
Intel	1,266,541	24,570,895
International Business Machines	301,050	36,845,510
Intuit	73,736 b	2,183,323
Jabil Circuit	43,954	636,454
JDS Uniphase	48,145 b	378,420
Juniper Networks	122,204 a,b	3,034,325
KLA-Tencor	40,123 a	1,131,469
Lexmark International, Cl. A	18,146 a,b	467,985
Linear Technology	50,744 a	1,324,418
LSI	148,078 b	738,909
MasterCard, Cl. A	21,949 a	5,485,055
McAfee	35,249 b	1,328,887
MEMC Electronic Materials	52,410 b	659,318
Microchip Technology	42,640 a	1,100,538
Micron Technology	195,080 b	1,701,098
Microsoft	1,770,489	49,892,380
Molex	33,294	671,207
Motorola	520,506 b	3,201,112
National Semiconductor	52,327	693,856
NetApp	74,774 b	2,178,167
Novell	83,299 b	372,347
Novellus Systems	24,147 a,b	504,672
NVIDIA	124,109 b	1,910,038
Oracle	894,811	20,634,342
Paychex	74,652 a	2,164,161
QLogic	26,542 a,b	456,257
QUALCOMM	382,964	15,008,359
Red Hat	43,705 b	1,189,650
SAIC	66,489 b	1,218,743
Salesforce.com	23,715 a,b	1,507,088
SanDisk	51,363 b	1,305,647
Symantec	186,084 b	3,154,124
Tellabs	98,103	630,802
Teradata	39,388 b	1,101,682
Teradyne	41,198 b	384,789

Texas Instruments	287,271	6,463,598
Total System Services	46,965	672,069
VeriSign	44,189 b	1,012,370
Visa, Cl. A	99,893	8,194,223
Western Digital	51,469 b	1,955,307
Western Union	158,776	2,943,707
Xerox	202,934	1,769,584
Xilinx	64,505 a	1,521,028
Yahoo!	273,450 b	4,104,485
		411,942,798
Materials--3.4%
Air Products & Chemicals	48,709	3,699,935
Airgas	18,887	798,164
AK Steel Holding	26,573	540,495
Alcoa	220,228 a	2,803,502
Allegheny Technologies	22,266 a	909,566
Ball	22,062	1,120,529
Bemis	23,433	657,530
CF Industries Holdings	11,166	1,036,875
Cliffs Natural Resources	28,442	1,136,258
Dow Chemical	262,160	7,101,914
E.I. du Pont de Nemours & Co.	207,798	6,776,293
Eastman Chemical	16,787	948,969
Ecolab	54,268	2,382,365
FMC	15,884	809,131
Freeport-McMoRan Copper & Gold	98,313	6,556,494
International Flavors & Fragrances	18,048	717,769
International Paper	98,179	2,249,281
MeadWestvaco	38,974	938,104
Monsanto	124,973	9,482,951
Newmont Mining	113,482	4,863,839
Nucor	72,647	2,963,998
Owens-Illinois	38,505 b	1,048,106
Pactiv	30,771 b	693,886
PPG Industries	37,655	2,209,595
Praxair	70,347	5,298,536
Sealed Air	36,015	714,538

Sigma-Aldrich	27,950	1,337,408
Titanium Metals	18,795 a,b	218,586
United States Steel	32,850 a	1,459,526
Vulcan Materials	28,032	1,238,734
Weyerhaeuser	48,558	1,937,464
		74,650,341
Telecommunication Services--2.9%
American Tower, Cl. A	90,503 b	3,841,852
AT & T	1,352,421	34,297,396
CenturyTel	69,100	2,350,091
Frontier Communications	72,834	554,267
Metropcs Communications	58,519 a,b	329,462
Qwest Communications International	343,238	1,445,032
Sprint Nextel	655,363 b	2,149,591
Verizon Communications	651,041	19,153,626
Windstream	101,689	1,048,414
		65,169,731
Utilities--3.6%
AES	153,209 b	1,935,029
Allegheny Energy	39,452	826,519
Ameren	52,561	1,342,933
American Electric Power	107,989	3,741,819
CenterPoint Energy	86,689	1,209,312
CMS Energy	53,134 a	806,043
Consolidated Edison	62,716 a	2,743,198
Constellation Energy Group	46,179	1,490,658
Dominion Resources	135,228	5,065,641
DTE Energy	37,353	1,570,320
Duke Energy	296,987	4,909,195
Edison International	74,894	2,495,468
Entergy	43,392	3,311,244
EQT	30,161	1,327,687
Exelon	152,244	6,945,371
FirstEnergy	70,141	3,059,550
FPL Group	93,955	4,581,246
Integrys Energy	18,015 a	753,928
Nicor	10,674	432,510

NiSource	64,782	923,144
Northeast Utilities	39,916	1,010,673
Pepco Holdings	49,980	820,672
PG & E	84,805	3,582,163
Pinnacle West Capital	23,698	848,862
PPL	86,069	2,538,175
Progress Energy	63,895	2,489,988
Public Service Enterprise Group	116,985	3,578,571
Questar	40,787	1,691,845
SCANA	25,480	907,343
Sempra Energy	56,621	2,873,516
Southern	182,438	5,838,016
TECO Energy	49,841 a	776,024
Wisconsin Energy	26,948	1,318,835
Xcel Energy	103,573	2,152,247
		79,897,745
Total Common Stocks
(cost $1,719,504,203)		2,189,913,742

	Principal
Short-Term Investments--.2%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.05%, 3/11/10
(cost $4,099,781)	4,100,000 [d]	4,099,893

Other Investment--1.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $40,235,000)	40,235,000 [e]	40,235,000

Investment of Cash Collateral for
Securities Loaned--3.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $74,875,982)	74,875,982 [e]	74,875,982

Total Investments (cost $1,838,714,966)	104.3%	2,309,124,617
Liabilities, Less Cash and Receivables	(4.3%)	(94,803,664)
Net Assets	100.0%	2,214,320,953

a

Security, or portion thereof, on loan. At January 31, 2010, the total market value of the fund's securities on loan is $72,277,702 and the total market value of the collateral held by the fund is $74,875,982.

b	Non-income producing security.
c	Investment in Real Estate Investment Trust.
d	Held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At January 31, 2010, the aggregate cost of investment securities for income tax purposes was $1,838,714,966.

Net unrealized appreciation on investments was $470,409,651 of which $774,446,368 related to appreciated investment securities and $304,036,717 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
January 31, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2010 ($)
Financial Futures Long
Standard & Poor's 500 E-mini	857	45,866,640	March 2010	(2,614,886)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	2,189,913,742	-	-	2,189,913,742
U.S. Treasury	-	4,099,893	-	4,099,893
Mutual Funds	115,110,982	-	-	115,110,982
Other Financial Instruments++	-	-	-	-
Liabilities ($)
Other Financial Instruments++	(2,614,886)	-	-	(2,614,886)
+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk and including equity risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Smallcap Stock Index Fund
January 31, 2010 (Unaudited)

Common Stocks--99.1%	Shares	Value ($)
Consumer Discretionary--15.3%
American Public Education	36,549 a	1,393,979
Arbitron	55,797 b	1,412,222
Arctic Cat	27,687 a,b	232,017
Audiovox, Cl. A	46,242 a	307,509
Big 5 Sporting Goods	46,114	673,726
BJ's Restaurants	41,298 a,b	873,040
Blue Nile	30,336 a,b	1,563,821
Blyth	15,457	434,187
Brown Shoe	90,806	1,112,373
Brunswick	190,012	2,038,829
Buckle	52,078 b	1,580,046
Buffalo Wild Wings	39,577 a,b	1,852,599
Cabela's	82,450 a,b	1,329,094
California Pizza Kitchen	57,195 a	789,291
Callaway Golf	104,522 b	779,734
Capella Education	29,696 a,b	2,179,092
Carter's	124,071 a	3,208,476
Cato, Cl. A	73,693	1,507,022
CEC Entertainment	51,900 a,b	1,722,561
Children's Place Retail Stores	59,660 a	1,897,188
Christopher & Banks	58,089 b	386,292
CKE Restaurants	123,970	1,036,389
Coinstar	68,843 a,b	1,778,215
Cracker Barrel Old Country Store	49,720	1,837,651
Crocs	195,180 a,b	1,434,573
Deckers Outdoor	29,780 a	2,923,503
DineEquity	33,635 a,b	764,860
Dress Barn	118,588 a,b	2,791,561
Drew Industries	47,973 a	892,298
E.W. Scripps, Cl. A	60,170 a,b	409,156
Ethan Allen Interiors	37,615 b	545,041
Finish Line, Cl. A	127,080	1,409,317
Fred's, Cl. A	90,344 b	906,150
Genesco	46,198 a	1,089,349
Group 1 Automotive	55,563 a	1,611,327
Gymboree	64,963 a	2,534,207
Haverty Furniture	47,647 b	587,488
Helen of Troy	70,905 a	1,671,231

Hibbett Sports	60,037 a,b	1,273,985
Hillenbrand	121,316	2,226,149
Hot Topic	100,703 a,b	579,042
HSN	88,123 a	1,686,674
Iconix Brand Group	148,034 a,b	1,868,189
Interval Leisure Group	81,559 a	1,037,430
Jack in the Box	127,350 a,b	2,484,598
JAKKS Pacific	58,756 a,b	646,316
Jo-Ann Stores	65,959 a,b	2,309,884
JoS. A. Bank Clothiers	42,007 a,b	1,760,513
K-Swiss, Cl. A	38,118 a,b	346,111
Kid Brands	33,442 a	166,876
La-Z-Boy	116,479 a	1,182,262
Landry's Restaurants	11,895 a,b	246,702
Lithia Motors, Cl. A	49,979 a,b	389,836
Live Nation	303,115 a	3,476,728
Liz Claiborne	205,603 a,b	1,001,287
Lumber Liquidators Holdings	25,435 a,b	602,301
M/I Homes	54,970 a	567,290
Maidenform Brands	40,237 a	601,543
Marcus	43,059	481,400
Men's Wearhouse	115,444 b	2,326,197
Meritage Homes	73,857 a,b	1,653,658
Midas	23,051 a	190,171
Monarch Casino & Resort	17,578 a,b	125,683
Monro Muffler Brake	42,531	1,455,411
Movado Group	12,312 a,b	134,570
Multimedia Games	70,008 a,b	345,139
National Presto Industries	10,189	1,166,844
Nautilus	43,039 a	108,028
NutriSystem	64,152 b	1,306,135
O'Charleys	49,617 a	367,166
OfficeMax	162,897 a	2,112,774
Oxford Industries	34,318	612,233
P.F. Chang's China Bistro	53,247 a,b	2,055,334
Papa John's International	53,706 a	1,267,462
Peet's Coffee & Tea	22,029 a,b	720,348
PEP Boys-Manny Moe & Jack	94,598	789,893
Perry Ellis International	24,744 a	396,646
PetMed Express	50,352 b	927,987
Pinnacle Entertainment	104,544 a,b	853,079
Polaris Industries	73,880	3,266,235
Pool	102,123 b	1,874,978
Pre-Paid Legal Services	16,232 a,b	647,170
Quiksilver	262,642 a	530,537

RC2	62,487 a	897,938
Red Robin Gourmet Burgers	36,358 a	670,078
Ruby Tuesday	133,183 a,b	920,295
Ruth's Hospitality Group	41,212 a,b	114,981
Shuffle Master	120,602 a	1,072,152
Skechers USA, Cl. A	69,869 a	1,960,524
Skyline	6,538	119,711
Sonic	127,736 a,b	1,076,814
Sonic Automotive, Cl. A	93,072 a,b	888,838
Spartan Motors	80,057	480,342
Stage Stores	92,094	1,189,854
Stamps.com	28,963 a	256,033
Standard Motor Products	58,876 a	461,588
Standard-Pacific	250,377 a	908,869
Steak N Shake	2,550 a,b	819,162
Stein Mart	59,288 a	468,375
Sturm Ruger & Co.	66,728 b	695,306
Superior Industries International	59,393	873,671
Texas Roadhouse	117,238 a,b	1,363,478
Tractor Supply	75,082 a,b	3,789,389
True Religion Apparel	52,641 a,b	1,016,498
Tuesday Morning	87,589 a,b	382,764
UniFirst	35,481	1,782,565
Universal Electronics	30,673 a	729,097
Universal Technical Institute	53,272 a,b	978,607
Volcom	35,549 a,b	560,608
Winnebago Industries	45,722 a,b	546,378
Wolverine World Wide	105,153	2,781,297
Zale	33,242 a,b	72,468
Zumiez	37,806 a,b	481,270
		130,023,158
Consumer Staples--3.7%
Alliance One International	207,615 a,b	1,056,760
Andersons	45,068 b	1,215,935
Boston Beer, Cl. A	24,614 a	1,128,552
Cal-Maine Foods	18,559 b	605,951
Calavo Growers	25,423 b	426,089
Casey's General Stores	118,703	3,641,808
Central Garden & Pet, Cl. A	164,897 a	1,449,445
Chattem	41,220 a,b	3,852,421
Darling International	181,075 a	1,410,574
Diamond Foods	43,797 b	1,573,188
Great Atlantic & Pacific Tea	54,737 a,b	409,980
Hain Celestial Group	86,871 a,b	1,389,067
J & J Snack Foods	32,700	1,367,187

Lance	65,731	1,461,857
Mannatech	14,606 b	44,256
Nash Finch	28,940	998,430
Sanderson Farms	44,070 b	2,060,272
Spartan Stores	57,361	776,668
TreeHouse Foods	70,147 a,b	2,717,495
United Natural Foods	93,359 a,b	2,530,962
WD-40	35,334	1,087,227
		31,204,124
Energy--5.0%
Basic Energy Services	45,047 a,b	422,991
Bristow Group	78,356 a	2,797,309
CARBO Ceramics	38,853 b	2,561,190
Dril-Quip	60,683 a	3,185,251
Gulf Island Fabrication	30,108	525,686
Holly	88,486 b	2,309,485
Hornbeck Offshore Services	52,832 a	1,136,416
ION Geophysical	256,699 a,b	1,219,320
Lufkin Industries	31,999 b	2,028,097
Matrix Service	61,606 a	621,605
Oil States International	107,871 a	3,973,968
Penn Virginia	97,977	2,377,902
Petroleum Development	44,962 a	942,404
PetroQuest Energy	95,356 a,b	518,737
Pioneer Drilling	134,587 a	1,069,967
SEACOR Holdings	43,849 a	3,080,392
Seahawk Drilling	26,370 a	551,397
St. Mary Land & Exploration	134,008	4,293,616
Stone Energy	105,417 a,b	1,680,347
Superior Well Services	23,817 a,b	377,023
Swift Energy	76,787 a,b	1,924,282
Tetra Technologies	159,351 a	1,666,811
World Fuel Services	136,508 b	3,280,287
		42,544,483
Financial--19.1%
Acadia Realty Trust	82,957 b,c	1,321,505
American Physicians Capital	21,881	607,417
Amerisafe	41,880 a	724,524
Bank Mutual	67,216	449,003
Bank of the Ozarks	26,441 b	783,447
BioMed Realty Trust	205,119 c	2,988,584
Boston Private Financial Holdings	160,101	1,147,924
Brookline Bancorp	147,446	1,475,934
Cash America International	66,897 b	2,514,658
Cedar Shopping Centers	97,590 b,c	681,178

City Holding	34,277 b	1,077,326
Colonial Properties Trust	134,249 c	1,478,081
Columbia Banking System	52,880 b	1,004,191
Community Bank System	84,670 b	1,770,450
Delphi Financial Group, Cl. A	107,027	2,167,297
DiamondRock Hospitality	258,120 a,b	2,101,097
Dime Community Bancshares	55,897	675,795
East West Bancorp	209,102	3,435,546
EastGroup Properties	54,992 b,c	2,103,994
eHealth	53,625 a	975,975
Employers Holdings	92,284	1,220,917
Entertainment Properties Trust	87,692 c	3,061,328
Extra Space Storage	175,997 b,c	1,997,566
EZCORP, Cl. A	106,101 a	1,926,794
Financial Federal	47,644	1,298,775
First BanCorp/Puerto Rico	164,517 b	375,099
First Cash Financial Services	58,374 a	1,332,678
First Commonwealth Financial	106,336 b	623,129
First Financial Bancorp	97,077	1,592,063
First Financial Bankshares	44,721 b	2,372,449
First Midwest Bancorp	130,757	1,722,070
Forestar Group	80,828 a	1,500,976
Franklin Street Properties	135,853 b	1,706,314
Glacier Bancorp	127,755 b	1,832,007
Greenhill & Co.	41,454 b	3,225,121
Hancock Holding	59,651	2,442,112
Hanmi Financial	117,132 a,b	233,093
Healthcare Realty Trust	130,344 b,c	2,733,314
Home Bancshares	41,278	1,014,613
Home Properties	73,249 b,c	3,247,128
Independent Bank/MA	47,127	1,098,059
Infinity Property & Casualty	27,991	1,110,123
Inland Real Estate	122,185 b,c	1,031,241
Investment Technology Group	101,772 a	2,086,326
Kilroy Realty	96,360 b,c	2,783,840
Kite Realty Group Trust	76,742 c	290,852
LaBranche & Co.	89,321 a,b	396,585
LaSalle Hotel Properties	149,188 c	3,006,138
Lexington Realty Trust	232,745 b,c	1,384,833
LTC Properties	49,623 c	1,259,432
Medical Properties Trust	182,121 b,c	1,823,031
Mid-America Apartment Communities	64,478	3,025,308
Nara Bancorp	62,025 a	566,909
National Financial Partners	101,139 a	854,625
National Penn Bancshares	268,648 b	1,611,888

National Retail Properties	174,229 b,c	3,519,426
Navigators Group	27,164 a	1,159,088
NBT Bankcorp	74,121 b	1,546,164
Old National Bancorp	169,383 b	2,039,371
optionsXpress Holdings	109,747	1,574,869
Parkway Properties	49,361 c	1,028,190
Pennsylvania Real Estate
Investment Trust	96,412 b,c	863,852
Pinnacle Financial Partners	69,705 a	1,053,940
Piper Jaffray	34,511 a	1,676,544
Portfolio Recovery Associates	34,254 a,b	1,561,297
Post Properties	104,613 c	1,867,342
Presidential Life	45,610	411,858
PrivateBancorp	119,707 b	1,628,015
ProAssurance	69,847 a	3,545,434
Prosperity Bancshares	106,941 b	4,311,861
PS Business Parks	44,349 c	2,123,430
Rewards Network	23,191	299,164
RLI	36,525 b	1,879,576
S&T Bancorp	49,864 b	873,617
Safety Insurance Group	30,866	1,080,310
Selective Insurance Group	111,625	1,726,839
Signature Bank	96,393 a	3,333,270
Simmons First National, Cl. A	35,400 b	950,136
South Financial Group	337,454 b	156,950
Sovran Self Storage	58,783 c	1,992,744
Sterling Bancorp	43,636	325,088
Sterling Bancshares	170,381	870,647
Stewart Information Services	44,511 b	456,683
Stifel Financial	64,051 a	3,349,867
Susquehanna Bancshares	193,703 b	1,520,569
SWS Group	80,758 b	969,096
Tanger Factory Outlet Centers	85,169 b,c	3,261,973
Tompkins Financial	21,207 b	831,314
Tower Group	98,398	2,174,596
TradeStation Group	71,448 a	505,137
Trustco Bank	207,367 b	1,244,202
UMB Financial	66,885	2,642,626
Umpqua Holdings	182,425	2,254,773
United Bankshares	83,566 b	2,080,793
United Community Banks	239,348 a,b	1,074,673
United Fire & Casualty	44,689	751,669
Urstadt Biddle Properties, Cl. A	47,116	706,269
Whitney Holding	192,268 b	2,387,969
Wilshire Bancorp	42,002 b	386,838

Wintrust Financial	57,953 b	2,013,287
World Acceptance	41,304 a,b	1,668,269
Zenith National Insurance	72,911 b	2,034,217
		162,984,504
Health Care--13.8%
Abaxis	47,950 a,b	1,154,636
Air Methods	24,742 a,b	756,363
Align Technology	140,228 a	2,629,275
Almost Family	14,145 a,b	514,312
Amedisys	65,045 a,b	3,574,223
American Medical Systems Holdings	173,204 a,b	3,325,517
AMERIGROUP	118,529 a	3,016,563
AMN Healthcare Services	85,246 a	741,640
AmSurg	78,168 a	1,650,126
Analogic	24,227	969,080
ArQule	77,430 a	250,099
Bio-Reference Laboratories	24,525 a	927,045
Cambrex	68,855 a	370,440
Cantel Medical	27,640	532,899
Catalyst Health Solutions	81,779 a	3,216,368
Centene	105,796 a	2,036,573
Chemed	47,561	2,211,586
Computer Programs & Systems	15,497 b	583,152
CONMED	51,670 a	1,111,422
Cooper	98,899	3,493,113
CorVel	18,192 a	548,671
Cross Country Healthcare	71,128 a	644,420
CryoLife	58,412 a	367,411
Cubist Pharmaceuticals	139,581 a	2,860,015
Cyberonics	54,155 a	1,014,865
Dionex	40,051 a,b	2,797,562
Eclipsys	123,878 a	2,066,285
Emergent Biosolutions	35,892 a	513,973
Enzo Biochem	60,725 a	287,836
eResearch Technology	101,512 a	624,299
Genoptix	31,991 a,b	1,041,627
Gentiva Health Services	61,294 a	1,565,449
Greatbatch	53,758 a,b	1,056,345
Haemonetics	60,358 a	3,416,866
Hanger Orthopedic Group	64,283 a	1,045,242
HealthSpring	107,409 a	1,867,842
Healthways	71,290 a	1,216,207
HMS Holdings	53,081 a	2,393,422
ICU Medical	26,663 a,b	927,339
Integra LifeSciences Holdings	50,041 a	1,921,574

Invacare	80,365 b	2,012,340
Inventiv Health	73,357 a	1,127,497
IPC The Hospitalist	22,450 a	763,075
Kendle International	44,150 a	893,596
Kensey Nash	34,499 a	835,566
Landauer	18,173	1,074,751
LCA-Vision	30,215 a,b	175,851
LHC Group	31,052 a,b	956,091
Magellan Health Services	80,644 a	3,183,825
Martek Biosciences	73,883 a,b	1,591,440
MedCath	30,716 a	208,562
Mednax	100,793 a	5,731,090
Meridian Bioscience	81,791 b	1,639,092
Merit Medical Systems	58,194 a	1,037,599
Molina Healthcare	40,325 a,b	897,231
MWI Veterinary Supply	27,486 a	1,037,322
Natus Medical	57,593 a	781,537
Neogen	43,475 a	923,844
Odyssey HealthCare	75,397 a	1,106,828
Omnicell	64,706 a	775,178
Osteotech	27,000 a	91,260
Palomar Medical Technologies	27,654 a	254,417
Par Pharmaceutical Cos.	85,692 a	2,255,413
PAREXEL International	124,403 a	2,405,954
PharMerica	65,203 a,b	1,061,505
Phase Forward	90,518 a	1,323,373
PSS World Medical	128,601 a,b	2,638,893
Quality Systems	37,539 b	1,934,760
Regeneron Pharmaceuticals	137,200 a	3,657,752
RehabCare Group	55,901 a	1,624,483
Res-Care	59,774 a	538,564
Salix Pharmaceuticals	117,583 a	3,440,479
Savient Pharmaceuticals	126,719 a,b	1,625,805
SurModics	35,826 a,b	716,520
Symmetry Medical	76,540 a	682,737
Theragenics	88,265 a	117,392
ViroPharma	153,041 a,b	1,512,045
West Pharmaceutical Services	68,736 b	2,497,179
Zoll Medical	46,420 a	1,292,333
		117,664,861
Industrial--16.4%
A.O. Smith	48,921	2,083,056
AAON	28,315 b	583,006
AAR	81,190 a,b	1,881,172
ABM Industries	107,053 b	2,078,969

Actuant, Cl. A	142,387	2,387,830
Acuity Brands	94,442 b	3,379,135
Administaff	48,305	1,103,286
Aerovironment	23,589 a,b	803,677
Albany International, Cl. A	58,494	1,163,446
Allegiant Travel	38,392 a,b	1,965,670
American Science & Engineering	21,559	1,673,841
Apogee Enterprises	69,750	959,760
Applied Industrial Technologies	76,736	1,672,845
Applied Signal Technology	27,208	484,030
Arkansas Best	52,653 b	1,186,799
Astec Industries	34,399 a,b	856,191
ATC Technology	54,095 a	1,183,058
AZZ	28,938	870,455
Badger Meter	32,564 b	1,230,594
Baldor Electric	99,255 b	2,449,613
Barnes Group	90,928 b	1,458,485
Belden	103,383	2,360,234
Bowne & Co.	84,266	553,628
Brady, Cl. A	112,339	3,174,700
Briggs & Stratton	122,708 b	2,028,363
Cascade	18,192	526,658
CDI	8,124	104,718
Ceradyne	56,380 a	1,101,665
CIRCOR International	38,515	1,088,049
CLARCOR	103,522	3,352,042
Comfort Systems USA	85,717	1,005,460
Consolidated Graphics	28,324 a	955,935
Cubic	40,474	1,580,510
Curtiss-Wright	94,936	2,901,244
Dycom Industries	103,162 a	842,834
EMCOR Group	152,862 a	3,677,860
Encore Wire	41,508	830,575
EnPro Industries	49,140 a,b	1,196,559
ESCO Technologies	53,213	1,739,533
Esterline Technologies	61,977 a	2,340,251
Exponent	29,920 a	805,147
Forward Air	61,491 b	1,453,032
G & K Services, Cl. A	42,098	1,052,450
Gardner Denver	107,151	4,269,967
GenCorp	133,786 a,b	749,202
Geo Group	111,639 a	2,065,321
Gibraltar Industries	64,310 a	896,481
Griffon	93,843 a	1,108,286
Healthcare Services Group	86,277	1,768,679

Heartland Express	101,800 b	1,414,002
Heidrick & Struggles International	34,567 b	879,039
Hub Group, Cl. A	81,702 a	1,969,835
II-VI	52,514 a	1,404,224
Insituform Technologies, Cl. A	80,854 a,b	1,655,890
Interface, Cl. A	118,961	964,774
John Bean Technologies	51,282	845,640
Kaman	54,206	1,349,187
Kaydon	69,179 b	2,261,461
Kelly Services, Cl. A	34,085 a	447,195
Knight Transportation	119,425 b	2,161,592
Lawson Products	9,558	154,362
Lindsay	28,838 b	1,160,441
Lydall	26,950 a	170,594
Magnetek	37,153 a	50,528
Mobile Mini	75,843 a,b	1,065,594
Moog, Cl. A	93,071 a	2,808,883
Mueller Industries	83,134	2,044,265
NCI Building Systems	197,579 a,b	389,231
Old Dominion Freight Line	53,092 a	1,460,030
On Assignment	81,072 a	565,883
Orbital Sciences	137,282 a	2,170,428
Quanex Building Products	78,232	1,257,971
Robbins & Myers	72,194 b	1,604,151
School Specialty	37,846 a,b	836,018
Simpson Manufacturing	77,762	1,917,611
SkyWest	122,544	1,792,819
Spherion	116,817 a	658,848
Standard Register	31,354	166,803
Standex International	29,773	679,122
Stanley	30,960 a	810,533
Sykes Enterprises	71,778 a,b	1,721,236
Teledyne Technologies	77,429 a	2,885,005
Tetra Tech	142,864 a	3,234,441
Toro	78,389 b	3,053,252
Tredegar	61,480	994,746
Triumph Group	37,396	1,904,578
TrueBlue	84,821 a	1,230,753
United Stationers	52,892 a	2,885,788
Universal Forest Products	44,659 b	1,515,726
Viad	31,670	624,849
Vicor	37,801 a	327,357
Volt Information Sciences	19,732 a,b	183,310
Watsco	64,553 b	3,095,962
Watts Water Technologies, Cl. A	71,852 b	2,078,678

		139,836,936
Information Technology--17.2%
Actel	62,893 a	693,081
Adaptec	297,853 a	905,473
Advanced Energy Industries	76,654 a	1,005,700
Agilysys	61,584 b	517,306
Anixter International	66,918 a,b	2,789,142
Arris Group	296,545 a	2,977,312
ATMI	69,764 a	1,170,640
Avid Technology	60,204 a	760,377
Bel Fuse, Cl. B	27,512	521,903
Benchmark Electronics	143,111 a	2,607,482
Black Box	34,697	953,821
Blackbaud	92,604 b	2,065,069
Blue Coat Systems	86,238 a,b	2,125,767
Brightpoint	127,365 a	743,812
Brooks Automation	137,880 a	1,149,919
Cabot Microelectronics	52,706 a,b	1,852,616
CACI International, Cl. A	68,715 a	3,296,259
Checkpoint Systems	84,385 a	1,353,535
CIBER	172,726 a	557,905
Cognex	72,579	1,188,118
Cohu	46,209	598,407
Commvault Systems	83,099 a	1,760,868
Compellent Technologies	37,673 a,b	748,939
comScore	38,263 a	519,229
Comtech Telecommunications	62,080 a,b	2,195,149
Concur Technologies	87,432 a,b	3,466,679
CSG Systems International	87,036 a	1,689,369
CTS	76,747	584,045
CyberSource	144,445 a	2,611,566
Cymer	66,143 a	2,074,906
Cypress Semiconductor	344,165 a	3,458,858
Daktronics	86,058 b	672,113
DealerTrack Holdings	87,886 a,b	1,579,311
Digi International	54,924 a	527,270
Diodes	72,291 a	1,205,814
DSP Group	67,591 a	465,702
DTS	30,502 a,b	863,207
Ebix	62,571 a,b	906,028
Electro Scientific Industries	58,052 a	650,763
EMS Technologies	33,613 a	430,919
Epicor Software	123,072 a	943,962
EPIQ Systems	74,058 a,b	884,993
Exar	70,438 a	495,179

FARO Technologies	31,222 a	564,182
FEI	81,640 a	1,698,112
Forrester Research	32,692 a	885,626
Gerber Scientific	47,929 a	234,852
Harmonic	204,343 a	1,240,362
Heartland Payment Systems	73,954	1,055,324
Hittite Microwave	40,018 a,b	1,487,869
Hutchinson Technology	54,427 a	366,294
Infospace	75,945 a	704,010
Insight Enterprises	120,884 a	1,391,375
Integral Systems	27,042 a	200,652
Intermec	103,753 a	1,376,802
Intevac	43,299 a	616,145
j2 Global Communications	111,330 a,b	2,286,718
JDA Software Group	77,151 a	2,022,128
Keithley Instruments	27,984	151,953
Knot	52,488 a	480,265
Kopin	156,935 a	645,003
Kulicke & Soffa Industries	149,462 a,b	689,020
Littelfuse	40,388 a	1,214,063
LoJack	51,541 a	220,595
Manhattan Associates	52,697 a	1,105,056
MAXIMUS	36,057	1,725,688
Mercury Computer Systems	49,370 a	589,478
Methode Electronics	111,716	1,227,759
Micrel	102,075	762,500
Microsemi	181,063 a	2,705,081
MKS Instruments	106,057 a	1,760,546
MTS Systems	35,026	901,219
NETGEAR	83,340 a	1,720,138
NetScout Systems	73,950 a	1,038,258
Network Equipment Technologies	50,382 a,b	226,215
Newport	85,086 a	724,082
Novatel Wireless	99,585 a,b	744,896
Park Electrochemical	44,808	1,176,210
PC-Tel	37,611 a	218,520
Perficient	70,865 a	688,099
Pericom Semiconductor	59,007 a	519,262
Phoenix Technologies	45,839 a	144,393
Plexus	89,795 a	3,053,928
Progress Software	97,324 a	2,737,724
Radiant Systems	77,924 a	900,022
Radisys	59,131 a,b	444,074
Rogers	33,517 a	802,397
Rudolph Technologies	75,536 a	473,611

ScanSource	58,585 a	1,655,612
Sigma Designs	73,459 a,b	816,129
Skyworks Solutions	372,235 a	4,723,662
Smith Micro Software	65,174 a	505,098
Sonic Solutions	63,550 a,b	543,988
Standard Microsystems	51,099 a	1,019,425
StarTek	14,899 a	110,253
Stratasys	38,064 a	875,472
Supertex	19,025 a,b	455,649
Symmetricom	108,096 a	551,290
Synaptics	77,055 a,b	1,950,262
SYNNEX	44,489 a,b	1,177,624
Take-Two Interactive Software	145,856 a,b	1,353,544
Taleo, Cl. A	82,308 a,b	1,671,675
Technitrol	126,967 b	568,812
Tekelec	142,665 a	2,137,122
TeleTech Holdings	83,898 a	1,597,418
THQ	174,977 a,b	881,884
Tollgrade Communications	43,010 a	267,522
Triquint Semiconductor	340,354 a	2,042,124
TTM Technologies	90,954 a	941,374
Tyler Technologies	51,745 a,b	969,184
Ultratech	33,826 a	461,387
United Online	205,760	1,300,403
Varian Semiconductor Equipment
Associates	159,672 a	4,683,180
Veeco Instruments	84,862 a,b	2,700,309
ViaSat	52,685 a,b	1,439,881
Websense	104,613 a,b	1,938,479
Wright Express	90,042 a	2,643,633
		146,471,414
Materials--4.6%
A.M. Castle & Co.	27,581	267,536
AMCOL International	52,128 b	1,309,977
American Vanguard	26,884 b	204,050
Arch Chemicals	54,327	1,518,983
Balchem	57,371	1,112,414
Brush Engineered Materials	38,969 a	700,273
Buckeye Technologies	89,213 a	1,020,597
Calgon Carbon	115,976 a,b	1,552,919
Century Aluminum	123,180 a,b	1,394,398
Clearwater Paper	26,509 a	1,297,085
Deltic Timber	17,606 b	790,685
Eagle Materials	91,003 b	2,075,778
H.B. Fuller	103,585	2,073,772

Headwaters	85,178 a	467,627
Myers Industries	60,413	552,175
Neenah Paper	37,564	522,891
NewMarket	27,728	2,501,620
Olympic Steel	27,727 b	769,147
OM Group	69,501 a	2,267,123
Penford	13,720	140,767
PolyOne	233,282 a	1,737,951
Quaker Chemical	23,770	415,737
Rock-Tenn, Cl. A	84,704	3,616,014
RTI International Metals	54,260 a	1,342,935
Schulman (A.)	69,550	1,566,266
Schweitzer-Mauduit International	37,069	2,789,072
Stepan	20,439	1,195,273
Texas Industries	52,960 b	1,797,462
Wausau Paper	110,226 a	972,193
Zep	44,916	993,542
		38,966,262
Telecommunication Services--.4%
Cbeyond	42,919 a,b	534,771
General Communication, Cl. A	89,181 a	528,843
Iowa Telecommunications Services	56,294	920,970
Neutral Tandem	72,616 a,b	1,122,643
USA Mobility	61,809	642,196
		3,749,423
Utilities--3.6%
Allete	56,827	1,778,685
American States Water	47,602	1,581,338
Avista	130,796 b	2,665,622
Central Vermont Public Service	20,581	404,211
CH Energy Group	40,454	1,599,956
El Paso Electric	96,196 a	1,851,773
Laclede Group	44,575	1,437,989
New Jersey Resources	83,595	3,050,382
Northwest Natural Gas	63,323 b	2,746,318
Piedmont Natural Gas	149,261 b	3,831,530
South Jersey Industries	58,060	2,225,440
Southwest Gas	106,535	2,947,823
UIL Holdings	68,905 b	1,872,149
UniSource Energy	85,704	2,634,541
		30,627,757
Total Common Stocks
(cost $901,063,221)		844,072,922
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)

U.S. Treasury Bills;
0.03%, 3/11/10
(cost $529,982)	530,000 [d]	529,986

Other Investment--.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,544,000)	4,544,000 [e]	4,544,000

Investment of Cash Collateral for
Securities Loaned--23.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $198,104,313)	198,104,313 [e]	198,104,313

Total Investments (cost $1,104,241,516)	123.0%	1,047,251,221
Liabilities, Less Cash and Receivables	(23.0%)	(196,036,294)
Net Assets	100.0%	851,214,927

a	Non-income producing security.
b

Security, or portion thereof, on loan. At January 31, 2010, the total market value of the fund's securities on loan is $190,454,221 and the total market value of the collateral held by the fund is $198,104,313.

c	Investment in Real Estate Investment Trust.
d	Held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At January 31, 2010, the aggregate cost of investment securities for income tax purposes was $1,104,241,516.

Net unrealized depreciation on investments was $56,990,295 of which $99,307,538 related to appreciated investment securities and $156,297,833 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
January 31, 2010

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2010 ($)
Financial Futures Long
Russell 2000 Mini	119	7,151,900	March 2010	(434,043)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	843,697,823	-	-	843,697,823
Equity Securities - Foreign+	375,099	-	-	375,099
U.S. Treasury	-	529,986	-	529,986
Mutual Funds	202,648,313	-	-	202,648,313
Other Financial Instruments++	-	-	-	-
Liabilities ($)
Other Financial Instruments++	(434,043)	-	-	(434,043)
+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk and including equity risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	March 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 23, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)